UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05149 and 811-10631

Name of Fund: Funds For Institutions Series and Master Institutional Money Market LLC

Funds For Institutions Series:

FFI Government Fund

FFI Institutional Fund

FFI Institutional Tax-Exempt Fund

FFI Premier Institutional Fund

FFI Select Institutional Fund

FFI Treasury Fund

Master Institutional Money Market LLC:

Master Institutional Portfolio

Master Institutional Tax-Exempt Portfolio

Master Premier Institutional Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Funds For Institutions Series and Master Institutional Money Market LLC, 40 East 52nd Street, New York, NY 10022

Registrant’s telephone number, including area code: (800) 626-1960

Date of fiscal year end: 04/30/2011

Date of reporting period: 10/31/2010

Item 1 – Report to Stockholders

October 31, 2010

Semi-Annual Report (Unaudited)

Funds For Institutions Series

► FFI Premier Institutional Fund

► FFI Institutional Fund

► FFI Select Institutional Fund

► FFI Government Fund

► FFI Treasury Fund

► FFI Institutional Tax-Exempt Fund

Not FDIC Insured ▪ No Bank Guarantee ▪ May Lose Value

2	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2010

Dear Shareholder

The global economic recovery that began in 2009 has continued on its choppy course this year, delivering mixed but slowly improving economic data and gradual if uneven improvement of investor sentiment. The risks of a double-dip recession continue to recede, but the economy remains mired in a slow-growth environment. In the United States, the National Bureau of Economic Research declared that the “Great Recession” ended in June 2009. Spanning December 2007 to June 2009, this marked the longest reported recession since the Great Depression. Structural problems of ongoing deleveraging and weak spending among businesses and households weigh heavily on the pace of economic growth. The unemployment rate remains stubbornly high in the face of sluggish job gains in the private sector. The US dollar, along with other developed market currencies, has experienced devaluation resulting from aggressively easy monetary and fiscal policies. Given these long-standing conditions, the Federal Reserve Board has announced that additional policy action will be taken to combat deflation and unemployment and promote economic growth.

The high levels of volatility experienced in global equity markets throughout 2009 continued into 2010 as mixed economic data and lingering credit issues caused stocks to trade in both directions, but by the end of the first quarter, most markets had managed to post gains. The second quarter, in contrast, brought higher levels of volatility and a “flight to quality” as investor sentiment was dominated by fears of a double-dip recession. Global equity markets saw negative quarterly returns — and for many markets, the first significant downturn since the bull market began in March 2009. In the third quarter, economic data turned less negative and strong corporate earnings reports became increasingly consistent. These factors, along with attractive valuations and expectations for additional quantitative easing, drove equity markets higher, with most markets recapturing their second quarter losses. Stocks continued their rally into the beginning of the fourth quarter, closing out the 12-month period in positive territory. International equities posted gains on both a six- and 12-month basis. In the United States, both large and small cap equities posted robust gains for the 12-month period, while on a six-month basis, large cap stocks remained relatively flat and small caps turned slightly negative.

In fixed income markets, yields fluctuated but declined significantly over the past 12 months amid heightened uncertainty. Weak economic data, lingering credit problems and, near the end of the period, the expectation of additional quantitative easing drove interest rates lower and bond prices higher. Treasuries rallied over the period, modestly outperforming the credit spread sectors of the market. Corporate credit spreads benefited from the low interest rate environment and high yield fixed income became increasingly attractive due to declining default rates and better-than-expected results on European bank stress tests. Tax-exempt municipal bonds performed well over the 12-month period, driven primarily by technical factors including favorable supply-and-demand dynamics.

Cash investments, as represented by the 3-month Treasury bill, returned only a fraction over 0% for the 12-month period as short-term interest rates remained low. Yields on money market securities remain near all-time lows.

Against this backdrop, the major market averages posted the following returns:

Total Returns as of October 31, 2010	6-month	12-month

US large cap equities (S&P 500 Index)	0.74%	16.52%

US small cap equities (Russell 2000 Index)	(1.24)	26.58

International equities (MSCI Europe, Australasia, Far East Index)	5.74	8.36

3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.08	0.12

US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	10.63	10.03

US investment grade bonds (Barclays Capital US Aggregate Bond Index)	5.33	8.01

Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	3.95	7.78

US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	6.73	19.10

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As global economic conditions continue to improve, investors across the world continue to face uncertainty about the future of economic growth. Through periods of uncertainty, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Information as of October 31, 2010	Funds For Institutions Series

Yields

	7-Day SEC Yields	7-Day Yields

FFI Premier Institutional Fund	0.23%	0.23%
FFI Institutional Fund	0.18%	0.26%
FFI Select Institutional Fund	0.22%	0.24%
FFI Government Fund	0.04%	0.09%
FFI Treasury Fund	0.00%	0.02%
FFI Institutional Tax-Exempt Fund	0.14%	0.14%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

Portfolio Composition

FFI Government Fund	Percent of Net Assets

U.S. Government Sponsored Agency Obligations	60%
Repurchase Agreements	40

Total	100%

FFI Treasury Fund	Percent of Net Assets

U.S. Treasury Obligations	100%

4	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2010

Disclosure of Expenses	Funds For Institutions Series

Shareholders of each Fund may incur the following charges: operating expenses including administration or advisory fees, distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples below (which are based on a hypothetical investment of $1,000 invested on May 1, 2010 and held through October 31, 2010) is intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number for their Fund in the first table under the heading entitled “Expenses Paid During the Period.”

The second table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

	Beginning Account Value May 1, 2010	Ending Account Value October 31, 2010	Expenses Paid During the Period[1]	Annualized Expense Ratio

Actual

FFI Premier Institutional Fund	$1,000.00	$1,001.20	$0.81	0.16%

FFI Institutional Fund	$1,000.00	$1,001.10	$1.11	0.22%

FFI Select Institutional Fund	$1,000.00	$1,001.20	$0.91	0.18%

FFI Government Fund	$1,000.00	$1,000.40	$1.11	0.22%

FFI Treasury Fund	$1,000.00	$1,000.00	$0.86	0.17%

FFI Institutional Tax-Exempt Fund	$1,000.00	$1,001.00	$1.06	0.21%

Hypothetical (5% annual return before expenses)[2]

FFI Premier Institutional Fund	$1,000.00	$1,024.39	$0.82	0.16%

FFI Institutional Fund	$1,000.00	$1,024.09	$1.12	0.22%

FFI Select Institutional Fund	$1,000.00	$1,024.29	$0.92	0.18%

FFI Government Fund	$1,000.00	$1,024.10	$1.12	0.22%

FFI Treasury Fund	$1,000.00	$1,024.35	$0.87	0.17%

FFI Institutional Tax-Exempt Fund	$1,000.00	$1,024.14	$1.07	0.21%

[1]	Expenses for each Fund are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2010	5

Schedule of Investments October 31, 2010 (Unaudited)	FFI Government Fund
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value

Fannie Mae Discount Mortgage–Backed Security, 0.25%, 4/11/11 (a)	$60,000	$59,932,917
Fannie Mae Discount Notes (a):
0.26%, 9/26/10	50,000	49,881,194
0.27%, 1/05/11	87,033	86,990,571
0.21%, 1/10/11	100,000	99,959,167
0.20% – 0.30%, 1/18/11	152,300	152,213,771
0.25%, 1/26/11	108,013	107,949,617
0.18%, 2/15/11	125,000	124,933,750
0.18%, 2/16/11	25,000	24,986,625
0.18%, 2/17/11	15,000	14,991,900
0.23% – 0.29%, 3/01/11	81,823	81,755,904
0.51%, 4/25/11	30,000	29,925,625
0.50%, 5/02/11	33,000	32,914,915
0.50%, 6/03/11	20,000	19,940,556
0.42%, 7/11/11	25,000	24,926,500
0.42%, 7/12/11	25,000	24,926,208
0.30%, 11/15/11	110,000	109,987,166
Federal Farm Credit Bank Discount Notes (a):
0.23%, 9/10/11	13,000	12,976,578
0.25%, 10/12/11	15,000	14,964,063
Federal Farm Credit Bank Variable Rates Notes (b):
0.60%, 4/27/11	40,000	40,000,000
0.41%, 5/05/11	78,500	78,496,156
0.24%, 12/16/11	40,000	39,995,507
Federal Home Loan Banks Bonds:
0.36%, 11/10/10	100,000	99,998,101
0.35%, 11/26/10	28,000	27,999,116
Federal Home Loan Banks Discount Notes (a):
0.18%, 1/14/11	93,000	92,965,590
0.39%, 2/16/11	29,000	28,966,384
0.22%, 2/23/11	44,150	44,119,242
Federal Home Loan Banks Variable Rate Notes (b):
0.70%, 11/08/10	70,000	69,999,866
0.19%, 11/26/10	51,670	51,670,000
0.19%, 7/20/11	40,000	39,991,267
0.20%, 7/28/11	95,000	94,975,067
0.29%, 10/13/11	50,000	49,985,787
0.25%, 1/23/12	25,000	24,992,250
Freddie Mac Discount Notes (a):
0.39%, 1/10/11	8,000	7,994,011
0.20%, 1/18/11	50,000	49,978,333
0.20%, 1/19/11	30,000	29,987,162
0.22%, 2/22/11	10,000	9,993,094
0.29%, 3/08/11	79,985	79,903,700
0.21%, 4/04/11	50,000	49,956,153
0.21%, 4/06/11	27,100	27,075,339
0.25%, 5/17/11	50,000	49,931,597
Freddie Mac Variable Rate Notes (b):
0.21%, 12/30/10	165,000	165,015,753
0.34%, 2/14/11	190,000	189,994,141
0.25%, 4/01/11	50,000	50,019,847
0.26% – 0.28%, 2/16/12	56,000	55,967,682
0.27%, 4/03/12	50,000	49,971,152
0.29%, 5/11/12	50,000	49,961,864

Total U.S. Government Sponsored Agency Obligations — 59.6%		2,724,061,188

Repurchase Agreements	Par (000)	Value

Bank of America Securities LLC, 0.23%, 11/01/10 (Purchased on 10/29/10 to be repurchased at $50,000,958, collateralized by Ginnie Mae, 5.00% due 5/20/2040, par and fair value of $48,458,942, $51,000,001, respectively)	$50,000	$50,000,000
Barclays Capital, Inc., 0.22%, 11/01/10 (Purchased on 10/29/10 to be repurchased at $89,313,637, collateralized by U.S. Treasury Notes, 1.375% due 1/15/13, par and fair value of $88,891,900, $91,098,250, respectively)	89,312	89,312,000
Citigroup Global Markets, Inc., 0.24%, 11/01/10 (Purchased on 10/29/10 to be repurchased at $50,001,000, collateralized by Fannie Mae, 1.456% – 5.00% due 7/25/39 – 2/25/40, par and fair value of $135,826,834, $53,500,000, respectively)	50,000	50,000,000
Deutsche Bank Securities, Inc., 0.24%, 2/17/11 (Purchased on 10/20/10 to be repurchased at $50,040,000, collateralized by Fannie Mae, 0.00% due 6/01/36 – 11/01/39, par and fair value of $109,995,841, $51,500,000, respectively)	50,000	50,000,000
Deutsche Bank Securities, Inc., 0.23%, 2/07/11 (Purchased on 10/08/10 to be repurchased at $150,116,917, collateralized by Fannie Mae, 0.00% due 11/01/39 and Freddie Mac STRIPS, 0.00% due 10/15/36, par and fair value of $258,068,194, $154,500,000, respectively)	150,000	150,000,000
Deutsche Bank Securities, Inc., 0.22%, 11/01/10 (Purchased on 10/29/10 to be repurchased at $175,003,271, collateralized by Fannie Mae, 4.50% due 9/01/40, par and fair value of $174,530,115, $180,250,000, respectively)	175,000	175,000,000
Credit Suisse First Boston, 0.21%, 11/01/10 (Purchased on 10/29/10 to be repurchased at $89,644,569, collateralized by U.S. Treasury Notes, 1.75% due 1/31/14, par and fair value of $87,935,000, $91,437,438, respectively)	89,643	89,643,000
Goldman Sachs & Co., 0.23%, 11/01/10 (Purchased on 10/29/10 to be repurchased at $50,000,958, collateralized by Fannie Mae, 5.00% – 7.00% due 6/25/23 – 7/25/38 and Freddie Mac STRIPS, 5.00% – 6.00% due 9/15/35 – 8/25/38, par and fair value of $1,639,351,262, $51,500,000, respectively)	50,000	50,000,000
Morgan Stanley & Co., Inc., 0.22%, 1/24/11 (Purchased on 10/25/10 to be repurchased at $135,075,075, collateralized by Fannie Mae, 5.00% due 1/01/38 – 6/01/40, par and fair value of $131,883,683, $139,050,001, respectively)	135,000	135,000,000
Morgan Stanley & Co., Inc., 0.22%, 1/20/11 (Purchased on 10/21/10 to be repurchased at $135,075,075, collateralized by Fannie Mae, 3.50% – 5.00% due 7/01/39 – 6/01/40, par and fair value of $139,725,818, $139,050,000, respectively)	135,000	135,000,000

Portfolio Abbreviation

STRIPS    Separate Trading of Registered Interest and Principal of Securities

See Notes to Financial Statements.

6	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2010

Schedule of Investments (concluded)	FFI Government Fund
(Percentages shown are based on Net Assets)

Repurchase Agreements (concluded)	Par (000)	Value

Morgan Stanley & Co., Inc., 0.21%, 11/01/10 (Purchased on 10/29/10 to be repurchased at $333,293,833, collateralized by U.S. Treasury Notes, 2.00% due 1/15/14, par and fair value of $264,478,600, $339,953,799, respectively)	$333,288	$333,288,000
JPMorgan Securities, Inc., 0.20%, 11/02/10 (Purchased on 10/29/10 to be repurchased at $102,031,267, collateralized by U.S. Treasury Notes, 1.00% due 4/30/12, par and fair value of $104,069,755, $102,510,000, respectively)	102,029	102,029,000
HSBC Securities (USA), Inc., 0.21%, 11/01/10 (Purchased on 10/29/10 to be repurchased at $100,002,197, collateralized by U.S Treasury Notes, 0.625% – 5.25% due 7/31/12 – 11/15/28, par and fair value of $88,538,200, $102,002,238, respectively)	100,000	100,000,000
UBS Securities LLC, 0.23%, 11/01/10 (Purchased on 10/29/10 to be repurchased at $45,000,863, collateralized by Fannie Mae, 4.00% due 10/25/24, par and fair value of $53,868,552, $48,150,001, respectively)	45,000	45,000,000
RBS Securities, Inc., 0.24%, 11/01/10 (Purchased on 10/29/10, to be repurchased at $90,003,050, collateralized by Fannie Mae, 3.71% – 5.10% due on 6/01/38 – 9/01/40, par and fair value of $92,418,041, $92,703,141, respectively)	90,000	90,000,000
RBS Securities, Inc., 0.24%, 1/06/11 (Purchased on 10/06/10 to be repurchased at $200,122,667, collateralized by Fannie Mae, 0.00% – 8.25% due 2/01/17 – 1/01/40, par and fair value of $1,032,636,433, $206,000,437, respectively)	200,000	200,000,000

Total Repurchase Agreements — 40.4%		1,844,272,000

Total Investments (Cost — $4,568,333,188*) — 100.0%		4,568,333,188

Liabilities in Excess of Other Assets — (0.0)%		(343,145)

Net Assets — 100.0%		$4,567,990,043

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
U.S. Government Sponsored Agency Obligations	—	$2,724,061,188	—	$2,724,061,188
Repurchase Agreements	—	1,844,272,000	—	1,844,272,000

Total	—	$4,568,333,188	—	$4,568,333,188

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2010	7

Schedule of Investments October 31, 2010 (Unaudited)	FFI Treasury Fund
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value

U.S. Treasury Bills (a):
0.11% – 0.25%, 11/04/10	$445,990	$445,984,557
0.14% – 0.23%, 11/12/10	369,024	369,006,434
0.14% – 0.23%, 11/18/10	377,634	377,606,578
0.14% – 0.16%, 11/26/10	355,000	354,964,410
0.14% – 0.22%, 12/02/10	147,963	147,942,271
0.14% – 0.21%, 12/09/10	45,614	45,604,101
0.42%, 12/16/10	45,000	44,976,938
0.14% – 0.21%, 1/06/11	110,000	109,965,676
0.13% – 0.20%, 1/13/11	181,765	181,709,988
0.13% – 0.20%, 1/20/11	351,760	351,641,452
0.13% – 0.14%, 1/27/11	149,880	149,832,046
0.20%, 2/03/11	50,000	49,974,542
0.17% – 0.19%, 2/10/11	90,000	89,954,326
0.19%, 2/17/11	50,000	49,971,868
0.19%, 3/17/11	74,950	74,896,438
0.20%, 3/24/11	50,000	49,961,271
0.19%, 4/07/11	50,000	49,959,660
0.17%, 4/14/11	50,000	49,962,417
0.17% – 0.18%, 4/21/11	39,958	39,924,912
0.18%, 4/28/11	52,184	52,138,846
0.18%, 1/31/11	75,000	75,129,069

Total Investments (Cost — $3,161,107,800*) — 100.0%		3,161,107,800
Liabilities in Excess of Other Assets — (0.0)%		(36,130)

Net Assets — 100.0%		$3,161,071,670

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
U.S. Treasury Obligations	—	$3,161,107,800	—	$3,161,107,800

See Notes to Financial Statements.

8	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2010

Statements of Assets and Liabilities	Funds For Institutions Series

October 31, 2010 (Unaudited)	FFI Premier Institutional Fund	FFI Institutional Fund	FFI Select Institutional Fund	FFI Government Fund	FFI Treasury Fund	FFI Institutional Tax-Exempt Fund

Assets

Investments at value — Master Premier Institutional Portfolio[1]	$12,678,990,847	—	—	—	—	—
Investments at value — Master Institutional Portfolio[1]	—	$7,623,939,762	$6,657,923,579	—	—	—
Investments at value — unaffiliated[2]	—	—	—	$2,724,061,188	$3,161,107,800	—
Investments at value — Master Institutional Tax-Exempt Portfolio[1]	—	—	—	—	—	$7,426,026,417
Repurchase agreements at value — unaffiliated[3]	—	—	—	1,844,272,000	—	—
Cash	—	—	—	157,226	318,953	—
Interest receivable	—	—	—	550,668	165,846	—
Prepaid expenses	416,005	366,938	58,249	82,350	70,953	260,508

Total assets	12,679,406,852	7,624,306,700	6,657,981,828	4,569,123,432	3,161,663,552	7,426,286,925

Liabilities

Administration fees payable	1,057,342	941,256	654,386	—	—	1,011,728
Income dividends payable	503,787	138,924	182,898	20,334	501	75,016
Officer’s and Directors’ fees payable	50,105	29,868	8,894	23,870	21,837	19,312
Investment advisory fees payable	—	—	—	839,894	388,973	—
Other accrued expenses payable	485,788	418,183	89,003	249,291	180,571	167,600

Total liabilities	2,097,022	1,528,231	935,181	1,133,389	591,882	1,273,656

Net Assets	$12,677,309,830	$7,622,778,469	$6,657,046,647	$4,567,990,043	$3,161,071,670	$7,425,013,269

Net Assets Consist of

Paid-in capital	$12,678,904,900	$7,621,509,600	$6,656,745,344	$4,567,669,016	$3,160,964,961	$7,424,545,051
Accumulated net realized gain (loss)	(1,595,070)	1,268,869	301,303	321,027	106,709	468,218

Net Assets, $1.00 net asset value per share[4]	$12,677,309,830	$7,622,778,469	$6,657,046,647	$4,567,990,043	$3,161,071,670	$7,425,013,269

[1] Investments at cost — affiliated	$12,678,990,847	$7,623,939,762	$6,657,923,579	—	—	$7,426,026,417

[2] Investments at cost — unaffiliated	—	—	—	$2,724,061,188	$3,161,107,800	—

[3] Repurchase agreements at cost — unaffiliated	—	—	—	$1,844,272,000	—	—

[4] Shares outstanding	12,678,904,900	7,621,509,600	6,656,745,344	4,567,669,016	3,160,964,961	7,422,497,868

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2010	9

Statements of Operations	Funds For Institutions Series

Six Months Ended October 31, 2010 (Unaudited)	FFI Premier Institutional Fund	FFI Institutional Fund	FFI Select Institutional Fund	FFI Government Fund	FFI Treasury Fund	FFI Institutional Tax-Exempt Fund

Investment Income

Interest	—	—	—	$7,130,726	$3,346,469	—
Net investment income allocated from the applicable Master Portfolio:
Interest	$23,232,060	$13,944,985	$10,870,631	—	—	$20,315,126
Expenses	(3,058,773)	(1,838,123)	(1,425,888)	—	—	(2,606,006)

Total income	20,173,287	12,106,862	9,444,743	7,130,726	3,346,469	17,709,120

Expenses

Administration	5,824,393	5,007,023	3,091,837	—	—	7,201,990
Insurance	132,877	121,654	15,766	47,886	31,065	104,388
Transfer agent	63,928	360,984	34,374	109,560	90,436	204,216
Officer and Directors	37,422	41,910	30,908	39,472	31,404	61,894
Professional	27,718	50,752	30,118	40,760	35,820	51,748
Registration	20,240	8,100	18,400	18,400	22,080	23,920
Printing	70	122,448	74,798	9,624	11,308	33,348
Investment advisory	—	—	—	7,683,247	5,967,816	—
Custodian	—	—	—	135,694	89,492	—
Miscellaneous	142	51,348	27,767	60,540	51,434	30,902

Total expenses	6,106,790	5,764,219	3,323,968	8,145,183	6,330,855	7,712,406
Less fees waived by advisor	—	—	—	(2,691,260)	(2,984,886)	—

Total expenses after fees waived	6,106,790	5,764,219	3,323,968	5,453,923	3,345,969	7,712,406

Net investment income	14,066,497	6,342,643	6,120,775	1,676,803	500	9,996,714

Realized Gain

Net realized gain allocated from the applicable Master Portfolio	704,324	189,971	145,089	—	—	299,316
Net realized gain from investments	—	—	—	31,213	101,743	—

Net Increase in Net Assets Resulting from Operations	$14,770,821	$6,532,614	$6,265,864	$1,708,016	$102,243	$10,296,030

See Notes to Financial Statements.

10	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2010

Statements of Changes in Net Assets	Funds For Institutions Series

	FFI Premier Institutional Fund		FFI Institutional Fund		FFI Select Institutional Fund

Increase (Decrease) in Net Assets:	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010

Operations

Net investment income	$14,066,497	$46,007,470	$6,342,643	$40,756,299	$6,120,775	$10,019,237
Net realized gain	704,324	875,208	189,971	877,480	145,089	179,368

Net increase in net assets resulting from operations	14,770,821	46,882,678	6,532,614	41,633,779	6,265,864	10,198,605

Dividends and Distributions to Shareholders From

Net investment income	(14,066,497)	(46,007,470)	(6,342,643)	(42,385,492)	(6,120,775)	(10,051,489)
Net realized gain	—	—	(1,533,248)	(107,542)	(268,337)	(17,221)

Decrease in net assets resulting from dividends and distributions to shareholders	(14,066,497)	(46,007,470)	(7,875,891)	(42,493,034)	(6,389,112)	(10,068,710)

Capital Share Transactions

Net proceeds from sale of shares	34,143,558,846	81,493,788,249	14,443,031,500	47,428,893,410	22,632,072,682	27,490,497,087
Reinvestment of dividends and distributions	11,108,185	34,221,150	7,480,929	37,202,116	5,282,457	6,371,312
Cost of shares redeemed	(33,660,249,680)	(86,658,788,111)	(13,610,074,179)	(64,037,892,228)	(20,376,086,465)	(25,726,505,173)

Net increase (decrease) in net assets derived from capital share transactions	494,417,351	(5,130,778,712)	840,438,250	(16,571,796,702)	2,261,268,674	1,770,363,226

Net Assets

Total increase (decrease) in net assets	495,121,675	(5,129,903,504)	839,094,973	(16,572,655,957)	2,261,145,426	1,770,493,121
Beginning of period	12,182,188,155	17,312,091,659	6,783,683,496	23,356,339,453	4,395,901,221	2,625,408,100

End of period	$12,677,309,830	$12,182,188,155	$7,622,778,469	$6,783,683,496	$6,657,046,647	$4,395,901,221

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2010	11

Statements of Changes in Net Assets (concluded)	Funds For Institutions Series

	FFI Government Fund		FFI Treasury Fund		FFI Institutional Tax-Exempt Fund

Increase (Decrease) in Net Assets:	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010

Operations

Net investment income	$1,676,803	$10,416,244	$500	$12,745	$9,996,714	$40,189,101
Net realized gain	31,213	983,719	101,743	117,610	299,316	659,800

Net increase in net assets resulting from operations	1,708,016	11,399,963	102,243	130,355	10,296,030	40,848,901

Dividends and Distributions to Shareholders From

Net investment income	(1,676,803)	(10,985,327)	(500)	(803,336)	(9,996,714)	(40,189,101)
Net realized gain	(494,010)	(199,895)	(112,644)	—	—	(82,711)

Decrease in net assets resulting from dividends and distributions to shareholders	(2,170,813)	(11,185,222)	(113,144)	(803,336)	(9,996,714)	(40,271,812)

Capital Share Transactions

Net proceeds from sale of shares	15,047,451,153	51,314,355,369	1,911,857,561	6,498,432,321	10,120,722,679	29,978,302,459
Reinvestment of dividends and distributions	1,937,059	9,121,028	111,051	774,813	9,381,678	38,966,226
Cost of shares redeemed	(15,461,808,519)	(58,050,534,153)	(3,422,888,601)	(11,701,696,408)	(13,499,351,949)	(34,110,209,941)

Net decrease in net assets derived from capital share transactions	(412,420,307)	(6,727,057,756)	(1,510,919,989)	(5,202,489,274)	(3,369,247,592)	(4,092,941,256)

Net Assets

Total decrease in net assets	(412,883,104)	(6,726,843,015)	(1,510,930,890)	(5,203,162,255)	(3,368,948,276)	(4,092,364,167)
Beginning of period	4,980,873,147	11,707,716,162	4,672,002,560	9,875,164,815	10,793,961,545	14,886,325,712

End of period	$4,567,990,043	$4,980,873,147	$3,161,071,670	$4,672,002,560	$7,425,013,269	$10,793,961,545

See Notes to Financial Statements.

12	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2010

Financial Highlights	Funds For Institutions Series

	FFI Premier Institutional Fund

	Six Months Ended October 31, 2010 (Unaudited)

		Year Ended April 30,

		2010	2009	2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0011	0.0028	0.0209	0.0473	0.0512	0.0373
Net realized gain	0.0001	—	—	—	—	—

Net increase from investment operations	0.0012	0.0028	0.0209	0.0473	0.0512	0.0373

Dividends from net investment income	(0.0012)	(0.0028)	(0.0209)	(0.0473)	(0.0512)	(0.0373)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]

Total investment return	0.12%[2]	0.28%	2.11%	4.83%	5.24%	3.79%

Ratios to Average Net Assets[3]

Total expenses	0.16%[4]	0.18%	0.18%	0.16%	0.16%	0.16%

Total expenses after fees waived	0.16%[4]	0.18%	0.18%	0.16%	0.11%	0.12%

Net investment income	0.24%[4]	0.29%	2.16%	4.63%	5.13%	3.74%

Supplemental Data

Net assets, end of period (000)	$12,677,310	$12,182,188	$17,312,092	$32,406,176	$19,908,646	$16,821,041

	FFI Institutional Fund

	Six Months Ended October 31, 2010 (Unaudited)
		Year Ended April 30,

		2010	2009	2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0010	0.0023	0.0204	0.0467	0.0505	0.0368
Net realized gain	0.0002	—	—	—	—	—

Net increase from investment operations	0.0012	0.0023	0.0204	0.0467	0.0505	0.0368

Dividends and distributions from:
Net investment income	(0.0010)	(0.0023)	(0.0204)	(0.0467)	(0.0505)	(0.0368)
Net realized gain	(0.0002)	—	—	—	—	(0.0000)

Total dividends and distributions	(0.0012)	(0.0023)	(0.0204)	(0.0467)	(0.0505)	(0.0368)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]

Total investment return	0.12%[2]	0.23%	2.06%	4.77%	5.17%	3.74%

Ratios to Average Net Assets[3]

Total expenses	0.22%[4]	0.24%	0.24%	0.22%	0.22%	0.23%

Net investment income	0.19%[4]	0.26%	2.03%	4.59%	5.07%	3.75%

Supplemental Data

Net assets, end of period (000)	$7,622,778	$6,783,683	$23,356,339	$27,287,307	$20,368,666	$12,597,362

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[2]	Aggregate total investment return.

[3]	Includes the Fund’s share of the applicable Master Portfolio’s allocated expenses and/or net investment income.

[4]	Annualized.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2010	13

Financial Highlights	Funds For Institutions Series

	FFI Select Institutional Fund

	Six Months Ended October 31, 2010 (Unaudited)			Period February 4, 2008[1] to April 30, 2008
		Year Ended April 30,

		2010	2009

Per Share Operating Performance

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0012	0.0027	0.0207	0.0082

Dividends from net investment income	(0.0012)	(0.0027)	(0.0207)	(0.0082)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]

Total investment return	0.12%[3]	0.27%	2.09%	0.82%[3]

Ratios to Average Net Assets[4]

Total expenses	0.18%[5]	0.18%	0.21%	0.18%[5]

Net investment income	0.23%[5]	0.24%	2.04%	3.34%[5]

Supplemental Data

Net assets, end of period (000)	$6,657,047	$4,395,901	$2,625,408	$2,319,487

[1]	Commencement of operations.

[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Includes the Fund’s share of the applicable Master Portfolio’s allocated expenses and/or net investment income.

[5]	Annualized.

See Notes to Financial Statements.

14	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2010

Financial Highlights	Funds For Institutions Series

	FFI Government Fund

	Six Months Ended October 31, 2010 (Unaudited)

		Year Ended April 30,

		2010	2009	2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0004	0.0012	0.0141	0.0435	0.0495	0.0361

Dividends and distributions from:
Net investment income	(0.0004)	(0.0012)	(0.0141)	(0.0435)	(0.0495)	(0.0361)
Net realized gain	—	—	—	—	—	(0.0000)

Total dividends and distributions	(0.0004)	(0.0012)	(0.0141)	(0.0435)	(0.0495)	(0.0361)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]

Total investment return	0.04%[2]	0.12%	1.42%	4.44%	5.06%	3.67%

Ratios to Average Net Assets

Total expenses	0.33%[3]	0.34%	0.35%	0.32%	0.34%	0.34%

Total expenses after waiver	0.22%[3]	0.23%	0.24%	0.21%	0.22%	0.22%

Net investment income	0.07%[3]	0.12%	1.26%	4.06%	4.97%	3.56%

Supplemental Data

Net assets, end of period (000)	$4,567,990	$4,980,873	$11,707,716	$9,072,522	$2,815,784	$2,213,199

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[2]	Aggregate total investment return.

[3]	Annualized.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2010	15

Financial Highlights	Funds For Institutions Series

	FFI Treasury Fund

	Six Months Ended October 31, 2010 (Unaudited)

		Year Ended April 30,

		2010	2009	2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0001	0.0076	0.0346	0.0476	0.0338

Dividends and distributions from:
Net investment income	(0.0000)	(0.0001)	(0.0076)	(0.0346)	(0.0476)	(0.0338)
Net realized gain	—	—	—	—	(0.0000)	(0.0000)

Total dividends and distributions	(0.0000)	(0.0001)	(0.0076)	(0.0346)	(0.0476)	(0.0338)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]

Total investment return	0.00%[2]	0.01%	0.77%	3.51%	4.87%	3.43%

Ratios to Average Net Assets

Total expenses	0.33%[3]	0.34%	0.33%	0.32%	0.35%	0.36%

Total expenses after fees waived	0.17%[3]	0.17%	0.22%	0.21%	0.23%	0.23%

Net investment income	0.00%[3,4]	0.00%	0.68%	2.74%	4.76%	3.33%

Supplemental Data

Net assets, end of period (000)	$3,161,072	$4,672,003	$9,875,165	$9,627,231	$1,349,189	$1,369,615

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[2]	Aggregate total investment return.

[3]	Annualized.

[4]	Amount is less than 0.00%.

See Notes to Financial Statements.

16	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2010

Financial Highlights	Funds For Institutions Series

	FFI Institutional Tax-Exempt Fund

	Six Months Ended October 31, 2010 (Unaudited)

		Year Ended April 30,

		2010	2009	2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0010	0.0028	0.0150	0.0314	0.0341	0.0264

Dividends and distributions from:
Net investment income	(0.0010)	(0.0028)	(0.0150)	(0.0314)	(0.0341)	(0.0264)
Net realized gain	—	—	—	(0.0000)	—	—

Total dividends and distributions	(0.0010)	(0.0028)	(0.0150)	(0.0314)	(0.0341)	(0.0264)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]

Total investment return	0.10%[2]	0.28%	1.51%	3.18%	3.47%	2.68%

Ratios to Average Net Assets[3]

Total expenses	0.21%[4]	0.23%	0.24%	0.22%	0.22%	0.22%

Net investment income	0.21%[4]	0.28%	1.55%	3.13%	3.41%	2.66%

Supplemental Data

Net assets, end of period (000)	$7,425,013	$10,793,962	$14,886,326	$17,518,515	$14,911,825	$14,060,273

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[2]	Aggregate total investment return.

[3]	Includes the Fund’s share of the applicable Master Portfolio’s allocated expenses and/or net investment income.

[4]	Annualized.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2010	17

Notes to Financial Statements (Unaudited)	Funds For Institutions Series

1. Organization and Significant Accounting Policies:

Funds For Institutions Series (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust consists of six series, FFI Premier Institutional Fund (“Premier Institutional Fund”), FFI Institutional Fund (“Institutional Fund”), FFI Select Institutional Fund (“Select Institutional Fund”), FFI Government Fund (“Government Fund”), FFI Treasury Fund (“Treasury Fund”) and FFI Institutional Tax-Exempt Fund (“Institutional Tax-Exempt Fund”) (collectively, the “Funds”).

Premier Institutional Fund, Institutional Fund, Select Institutional Fund and Institutional Tax-Exempt Fund (the “Feeder Funds”) seek to achieve their investment objectives by investing all of their assets in the applicable series (collectively, the “Master Portfolios”) of Master Institutional Money Market LLC (the “Master LLC”), which have the same investment objective and strategies as the corresponding Feeder Funds. Premier Institutional Fund invests all of its assets in Master Premier Institutional Portfolio. Institutional Fund and Select Institutional Fund invest all of their assets in Master Institutional Portfolio. Institutional Tax-Exempt Fund invests all of its assets in Master Institutional Tax-Exempt Portfolio. The Master LLC is organized as a Delaware limited liability company and is a registered investment company. The value of each Feeder Fund’s investment in the corresponding Master Portfolio reflects the Feeder Fund’s proportionate interest in the net assets of the corresponding Master Portfolio. The performance of the Feeder Funds is directly affected by the performance of the corresponding Master Portfolio. The financial statements of the Master Portfolios, including their Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements. The Board of Trustees of the Trust and the Board of Directors of the Master LLC are referred to throughout this report as the “Board of Directors” or the “Board.” The Trust’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust:

Valuation: The Funds’ policy is to fair value their financial instruments at market value. Each Feeder Fund records its investment in the Master Portfolio at fair value based on each Fund’s proportionate interest in the applicable Master Portfolio. Valuation of securities held by each of the Master Portfolios is discussed in Note 1 of the Master LLC’s Notes to Financial Statements, which are included elsewhere in this report. Government Fund’s and Treasury Fund’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate accretion and amortization of any discount or premium is recorded until the maturity of the security. The Funds seek to maintain their net asset value per share at $1.00, although there is no assurance that they will be able to do so on a continuing basis.

Repurchase Agreements: Government Fund and Treasury Fund may invest in repurchase agreements. In a repurchase agreement, a Fund purchases a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Funds could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recorded on the accrual basis. The Feeder Funds record daily their proportionate share of the Master Portfolio’s income, expenses and realized gains and losses. In addition, each Feeder Fund accrues its own expenses.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of realized capital gains, if any, are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

18	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2010

Notes to Financial Statements (continued)	Funds For Institutions Series

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. Except for Select Institutional Fund, the statute of limitations on the Funds’ US federal tax returns remains open for each of the four years ended April 30, 2010. The statute of limitations on Select Institutional Fund’s US federal tax returns remains open for the three taxable years ended April 30, 2010. The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. There are no uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but BAC and Barclays are not.

BlackRock Advisors, LLC (the “Manager” or the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, acts as the investment advisor for Government Fund and Treasury Fund pursuant to an investment advisory agreement with the Trust, and as the Administrator to the Feeder Funds pursuant to an administrative agreement with the Trust. The Feeder Funds do not pay an investment advisory fee or investment management fee.

The Manager provides investment advisory and administrative services to Government Fund and Treasury Fund for a fee, subject to certain limitations, at the following annual rates as a percentage of average daily value of each Fund’s net assets:

Not exceeding $500 million	0.350%
In excess of $500 million, but not exceeding $750 million	0.335%
In excess of $750 million, but not exceeding $1 billion	0.320%
In excess of $1 billion	0.300%

The Manager voluntarily agreed to waive a portion of its investment advisory fees for Government Fund and Treasury Fund. The effective fee payable to the Manager by Government Fund and Treasury Fund will be at the annual rate of 0.20% of such Fund’s average daily net assets. The Manager may discontinue this waiver in whole or in part at any time without notice. These amounts are included in fees waived by advisor in the Statements of Operations.

The Manager voluntarily agreed to waive a portion of its advisory fees to enable Government Fund and Treasury Fund to maintain a minimum daily net investment income dividend. This amount is included in fees waived by advisor in the Statements of Operations.

The Manager, with respect to the Government Fund and Treasury Fund, entered into a sub-advisory agreement with BlackRock Institutional Management Corporation (“BIMC”), an affiliate of the Manager. The Manager pays BIMC for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Fund to the Manager.

The Administrator provides certain administrative services for the Feeder Funds at the following annual rates:

Premier Institutional Fund	0.10%
Institutional Fund	0.15%
Select Institutional Fund	0.13%
Institutional Tax-Exempt Fund	0.15%

Under Select Institutional Fund’s administration agreement, in exchange for the administration fee for Select Institutional Fund, the Administrator has agreed to pay all other ordinary expenses of the Fund other than the Fund’s pro rata portion of the investment advisory fee of the Master Institutional Portfolio so that the Fund’s total annual operating expenses minus extraordinary expenses, if any, shall be no greater than 0.18%.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2010	19

Notes to Financial Statements (concluded)	Funds For Institutions Series

The Trust, on behalf of each Fund, entered into a Distribution Agreement with BlackRock Investments, LLC, an affiliate of the Manager.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Trust reimburses the Manager for compensation paid to the Trust’s Chief Compliance Officer.

3. Capital Loss Carryforward:

As of April 30, 2010, Premier Institutional Fund had a capital loss carryforward of $2,299,394, which expires April 30, 2017, available to offset future realized capital gains.

4. Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Funds’ Statements of Assets and Liabilities, less any collateral held by the Funds.

5. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of dividends and distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

20	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2010

Portfolio Information as of October 31, 2010	Master Institutional Money Market LLC

Portfolio Composition

Master Premier Institutional Portfolio	Percent of Net Assets

Certificates of Deposit	44%
U.S. Government Sponsored Agency Obligations	16
Commercial Paper	14
U.S. Treasury Obligations	12
Repurchase Agreements	8
Corporate Notes	4
Time Deposits	2

Total	100%

Master Institutional Portfolio	Percent of Net Assets

Certificates of Deposit	42%
U.S. Government Sponsored Agency Obligations	21
Commercial Paper	12
U.S. Treasury Obligations	11
Repurchase Agreements	10
Corporate Notes	4

Total	100%

Master Institutional Tax-Exempt Portfolio	Percent of Net Assets

Variable Rate Demand Obligations	82%
Fixed Rate Notes	9
Tax-Exempt Commercial Paper	4
Put Bonds	3
Other Assets Less Liabilities	2

Total	100%

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2010	21

Schedule of Investments October 31, 2010 (Unaudited)	Master Premier Institutional Portfolio
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value

Yankee (a)
Abbey National Treasury Services Plc, CT, 0.28%, 11/17/10 (b)	$120,000	$120,000,000
BNP Paribas SA, NY:
0.60%, 11/01/10	150,000	150,000,000
0.42%, 11/03/10	255,000	255,000,000
0.34%, 11/12/10	100,000	100,000,000
Banco Bilbao Vizcaya Argentaria SA, NY, 0.35%, 12/13/10 (b)	52,300	52,300,000
Banco Santander, NY, 0.85%, 11/03/10	120,950	120,950,000
Bank of Montreal, Chicago:
0.37%, 11/26/10 (b)	25,000	24,997,317
0.31%, 11/29/10 (b)	40,000	40,000,000
0.25%, 1/26/11	100,000	100,000,000
Bank of Nova Scotia, Houston:
0.27%, 11/19/10	50,000	50,000,000
0.26%, 11/29/10	50,000	50,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY:
0.36%, 11/05/10	125,000	125,000,000
0.30%, 11/12/10	150,000	150,000,000
Barclays Bank Plc, NY:
0.44%, 11/05/10	250,000	250,000,000
0.50%, 11/18/10	100,000	100,000,000
0.40%, 12/06/10	50,000	50,000,000
0.42%, 2/18/11	100,000	100,000,000
0.40%, 3/04/11	75,000	75,000,000
Canadian Imperial Bank of Commerce, NY, 0.42%, 11/01/10 (b)	102,300	102,300,000
Credit Agricole CIB, NY:
0.40%, 2/08/11	200,000	200,000,000
0.32%, 2/14/11	100,000	100,000,000
0.41%, 4/08/11	75,000	75,000,000
Credit Industriel et Commercial, NY, 0.51%, 2/09/11	60,000	60,000,000
Credit Suisse, NY, 0.25%, 1/20/11	225,000	225,000,000
Deutsche Bank AG, NY:
0.28%, 2/18/11	200,000	200,000,000
0.28%, 2/23/11	100,000	100,000,000
Dexia Credit Local, NY (ST), GTD, 1.69%, 11/17/10 (c)	202,000	202,000,000
KBC Bank NV, NY, 0.48%, 1/28/11	130,000	130,000,000
Lloyd’s TSB Bank Plc, NY:
0.61%, 2/11/11	139,000	139,000,000
0.55%, 2/18/11	135,000	135,000,000
Natixis, NY, 0.25%, 11/04/10	100,000	100,000,000
Rabobank Nederland NV, NY:
0.26%, 11/08/10 (b)	75,500	75,500,000
0.26%, 11/15/10 (b)	120,000	120,000,000
0.35%, 11/15/10 (b)	125,000	125,000,000
0.57%, 1/18/11	50,000	50,000,000
Royal Bank of Canada, NY, 0.37%, 11/01/10 (b)	95,000	95,000,000
Royal Bank of Scotland Plc, CT:
0.61%, 2/17/11	70,000	70,000,000
0.49%, 4/14/11	100,000	100,000,000
0.49%, 4/19/11	200,000	200,000,000
0.51%, 11/10/10 (b)	50,000	50,000,000
Société Générale, NY, 0.41%, 11/01/10 (b)	150,000	150,000,000
Svenska Handelsbanken, NY:
0.28%, 2/01/11	200,000	200,000,000
0.31%, 3/28/11	225,000	225,004,587

Certificates of Deposit (concluded)	Par (000)	Value

Yankee (a) (concluded)
Toronto-Dominion Bank, NY (b):
0.26%, 11/04/10	$44,500	$44,500,000
0.26%, 11/05/10	105,000	105,000,000
UBS AG, Stamford, 0.59%, 11/18/10	115,000	115,000,000
UniCredit SpA, NY, 0.68%, 11/10/10	122,000	122,000,000

Total Certificates of Deposit — 43.6%		5,528,551,904

Commercial Paper

Amsterdam Funding Corp., 0.31%, 1/10/11 (d)	37,975	37,952,109
Argento Variable Funding Co. LLC, 0.40%, 11/01/10 (d)	80,000	80,000,000
Atlantic Asset Securitization LLC (d):
0.40%, 11/03/10	50,000	49,998,889
0.28%, 1/13/11	65,000	64,963,094
Barton Capital LLC (d):
0.27%, 1/07/11	50,039	50,013,855
0.30%, 1/10/11	116,039	115,971,311
Chariot Funding LLC, 0.30%, 2/22/11 (d)	101,000	100,904,892
Commonwealth Bank of Australia:
0.35%, 11/08/10 (b)	75,000	74,992,778
0.27%, 11/29/10 (d)	129,500	129,472,805
DANSKE Corp., 0.29%, 1/03/11 (d)	50,000	49,974,625
Dexia Delaware LLC, 0.35%, 11/05/10 (d)	200,000	199,992,222
Falcon Asset Securitization LLC (d):
0.23%, 11/16/10	100,000	99,990,417
0.30%, 3/03/11	94,993	94,896,424
ING (U.S.) Funding LLC, 0.43%, 4/05/11 (d)	75,000	74,861,146
JPMorgan Chase & Co., 0.25%, 2/11/11 (d)	100,000	99,929,167
LMA Americas LLC, 0.28%, 11/05/10 (d)	100,000	99,996,889
NRW Bank, 0.40%, 3/03/11 (d)	125,000	124,830,555
Nordea Bank North America Inc., DE, 0.27%, 1/13/11 (d)	65,000	64,964,412
Straight-A Funding, LLC (d):
0.27%, 11/16/10	50,000	49,994,375
0.24%, 12/01/10	50,000	49,990,000
Westpac Trust Securities NZ Ltd., 0.38%, 11/05/10 (b)	132,200	132,200,000

Total Commercial Paper — 14.6%		1,845,889,965

Corporate Notes

Commonwealth Bank of Australia, 0.28%, 11/22/10 (b)(e)	80,000	80,000,000
Eksportfinans ASA, 0.32%, 11/09/10 (b)	74,000	74,000,000
KBC Bank NV, NY, 1.62%, 11/01/10 (c)	108,000	108,000,000
Rabobank Nederland, 1.79%, 1/07/11 (c)(e)	201,500	201,500,000
Westpac Banking Corp., 0.31%, 1/05/11 (b)(e)	50,000	50,000,000

Total Corporate Notes — 4.1%		513,500,000

See Notes to Financial Statements.

22	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2010

Schedule of Investments (continued)	Master Premier Institutional Portfolio
(Percentages shown are based on Net Assets)

Time Deposits	Par (000)	Value

Société Générale, 0.22%, 11/01/10	$206,556	$206,556,000

Total Time Deposits — 1.6%		206,556,000

U.S. Government Sponsored Agency Obligations

Fannie Mae Discount Notes (d):
0.16%, 12/13/10	200,000	199,962,667
0.17%, 12/14/10	200,000	199,959,389
0.30%, 1/21/11	100,000	99,932,500
0.18%, 2/15/11	75,000	74,960,250
0.22%, 3/02/11	60,000	59,955,633
Fannie Mae Variable Rate Notes (b):
0.29%, 11/17/10	75,000	74,971,495
0.28%, 11/23/10	180,000	179,901,073
0.25%, 11/26/10	103,000	102,964,323
Federal Home Loan Banks Variable Rate Notes, 0.23%, 11/23/10 (b)	60,000	59,981,399
Freddie Mac Discount Notes (d):
0.17%, 11/18/10	50,000	49,995,986
0.18%, 12/27/10	45,000	44,987,400
0.19%, 3/28/11	100,000	99,922,417
0.24%, 4/19/11	75,000	74,917,260
Freddie Mac Variable Rate Notes (b):
0.23%, 11/03/10	80,000	79,953,844
0.24%, 11/12/10	50,000	49,961,864
0.33%, 11/15/10	427,075	427,055,579
0.21%, 11/29/10	97,500	97,442,938

Total U.S. Government Sponsored Agency Obligations — 15.6%		1,976,826,017

U.S. Treasury Obligations

U.S. Treasury Bills (d):
0.25%, 11/04/10	65,000	64,998,673
0.22%, 11/12/10	380,000	379,974,284
0.21% – 0.22%, 12/02/10	95,000	94,982,291
0.20%, 1/27/11	200,000	199,903,333
0.18% – 0.19%, 2/03/11	170,000	169,919,056
0.18% – 0.19%, 2/24/11	150,000	149,911,953
0.19%, 3/10/11	75,000	74,950,953
0.19%, 3/17/11	50,000	49,964,111
0.19%, 3/24/11	100,000	99,924,528
0.18% – 0.19%, 3/31/11	150,000	149,885,781
0.27%, 9/22/11	40,000	39,904,306
U.S. Treasury Notes, 0.88%, 1/31/11	75,000	75,129,069

Total U.S. Treasury Obligations — 12.2%		1,549,448,338

Repurchase Agreements	Par (000)	Value

Bank of America Securities LLC, 0.34%, 11/01/10 (Purchased on 10/29/10 to be repurchased at $30,000,850, collateralized by various Corporate/Debt Obligations, 0.00% – 7.75% due 3/10/12 – 5/14/38, par and fair value of $31,137,169, $32,100,000, respectively)	$30,000	$30,000,000
Citigroup Global Markets, Inc., 0.40%, 11/01/10 (Purchased on 10/29/10 to be repurchased at $5,000,167, collateralized by Government Sponsored Agency Obligations and Corporate/Debt Obligations, 3.25% – 7.88% due 10/01/12 – 2/15/21, par and fair value of $3,896,626, $5,170,206, respectively)	5,000	5,000,000
Citigroup Global Markets, Inc., 0.57%, 11/01/10 (Purchased on 10/29/10 to be repurchased at $5,000,238, collateralized by Freddie Mac, 3.60% due 4/15/32, par and fair value of $20,290,242, $5,350,000, respectively)	5,000	5,000,000
Deutsche Bank Securities, Inc., 0.21%, 11/01/10 (Purchased on 10/29/10 to be repurchased at $720,012,600, collateralized by Government Sponsored Agency Obligations, 0.00% – 5.13% due 12/01/10 – 10/14/25, par and fair value of $719,656,000, $734,400,265, respectively)	720,000	720,000,000
Deutsche Bank Securities, Inc., 0.32%, 11/01/10 (Purchased on 10/29/10 to be repurchased at $45,001,200, collateralized by various Corporate/Debt Obligations, 4.50% – 7.50% due 9/15/13 – 10/15/39, par and fair value of $42,345,407, $48,150,000, respectively)	45,000	45,000,000
HSBC Securities (USA), Inc., 0.34%, 11/01/10 (Purchased on 10/29/10 to be repurchased at $30,000,850, collateralized by various Corporate/Debt Obligations, 0.00% – 4.88% due 6/15/15 – 1/17/17, par and fair value of $29,805,000, $32,100,203, respectively)	30,000	30,000,000
JPMorgan Securities, Inc., 0.37%, 11/01/10 (Purchased on 10/29/10 to be repurchased at $100,003,083, collateralized by various Corporate/Debt Obligations, 0.00% – 9.00% due 10/01/12 – 4/15/37, par and fair value of $214,617,000, $105,120,958, respectively)	100,000	100,000,000
JPMorgan Securities, Inc., 0.62%, 11/01/10 (Purchased on 10/29/10 to be repurchased at $25,001,292, collateralized by various Corporate/Debt Obligations, 0.00% – 10.38% due 5/15/13 – 7/15/18, par and fair value of $25,289,000, $26,750,164, respectively)	25,000	25,000,000
Morgan Stanley & Co. Inc., 0.32%, 11/01/10 (Purchased on 10/29/10 to be repurchased at $40,001,067, collateralized by various Corporate/Debt Obligations, 0.29% – 3.25% due 12/09/10 – 12/19/12, par and fair value of $41,522,584, $42,800,001, respectively)	40,000	40,000,000

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2010	23

Schedule of Investments (concluded)	Master Premier Institutional Portfolio
(Percentages shown are based on Net Assets)

Repurchase Agreements (concluded)	Par (000)	Value

RBS Securities Inc., 0.37%, 11/01/10 (Purchased on 10/29/10 to be repurchased at $50,001,542, collateralized by Government Sponsored Agency Obligations and Corporate/ Debt Obligations, 3.50% – 9.00% due 9/20/17 – 10/20/40, par and fair value of $83,182,789, $51,001,568, respectively)	$50,000	$50,000,000
UBS Securities LLC, 0.40%, 11/01/10 (Purchased on 10/29/10 to be repurchased at $5,000,167, collateralized by Government Sponsored Agency Obligations and Corporate/Debt Obligations, 3.25% – 7.88% due 10/01/12 – 2/15/21, par and fair value of $3,896,626, $5,170,206, respectively)	5,000	5,000,000

Total Repurchase Agreements — 8.3%		1,055,000,000

Total Investments (Cost — $12,675,772,224*) — 100.0%		12,675,772,224
Other Assets Less Liabilities — 0.0%		3,218,623

Net Assets — 100.0%		$12,678,990,847

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2010 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Short-Term Securities[1]	—	$12,675,772,224	—	$12,675,772,224

[1]	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

24	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2010

Schedule of Investments October 31, 2010 (Unaudited)	Master Institutional Portfolio
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value

Domestic — 1.0%
State Street Bank & Trust Company, 0.25%, 1/12/11	$150,000	$150,000,000

Yankee (a) — 39.5%
Abbey National Treasury Services Plc, CT, 0.28%, 11/17/10 (b)	151,000	151,000,000
BNP Paribas SA, NY:
0.60%, 11/01/10	100,000	100,000,000
0.42%, 11/03/10	250,000	250,000,000
Banco Bilbao Vizcaya Argentaria SA, NY, 0.35%, 11/12/10 (b)	65,200	65,200,000
Banco Santander, NY, 0.85%, 11/03/10	129,550	129,550,000
Bank of Montreal, Chicago:
0.37%, 11/26/10 (b)	25,000	24,997,316
0.31%, 11/29/10 (b)	59,000	59,000,000
Bank of Nova Scotia, Houston, 0.26%, 11/29/10	50,000	50,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY:
0.36%, 11/05/10	125,000	125,000,000
0.29%, 12/23/10	350,000	350,000,000
Barclays Bank Plc, NY:
0.44%, 11/05/10	200,000	200,000,000
0.50%, 11/18/10	200,000	200,000,000
0.40%, 12/06/10	160,000	160,000,000
0.42%, 2/18/11	50,000	50,000,000
Canadian Imperial Bank of Commerce, NY, 0.42%, 11/01/10 (b)	50,000	50,000,000
Credit Agricole CIB, NY:
0.40%, 2/08/11	160,000	160,000,000
0.32%, 2/14/11	85,000	85,000,000
0.41%, 4/08/11	73,000	73,000,000
Credit Industriel et Commercial, NY, 0.51%, 2/09/11	18,000	18,000,000
Credit Suisse, NY, 0.25%, 1/20/11	278,000	278,000,000
Deutsche Bank AG, NY:
0.28%, 2/18/11	150,000	150,000,000
0.28%, 2/23/11	150,000	150,000,000
Dexia Credit Local, NY (ST), GTD, 1.69%, 11/17/10 (c)	305,500	305,500,000
KBC Bank NV, NY:
0.65%, 11/16/10	110,000	110,000,000
0.48%, 1/28/11	150,000	150,000,000
Lloyd’s TSB Bank Plc, NY:
0.61%, 2/11/11	149,000	149,000,000
0.55%, 2/18/11	55,000	55,000,000
0.46%, 4/07/11	75,000	75,000,000
Natixis, NY, 0.25%, 11/04/10	100,000	100,000,000
Rabobank Nederland NV, NY:
0.26%, 11/08/10 (b)	87,000	87,000,000
0.26%, 11/15/10 (b)	112,000	112,000,000
0.35%, 11/15/10 (b)	75,000	75,000,000
0.57%, 1/18/11	25,000	25,000,000
Royal Bank of Canada, NY, 0.37%, 11/01/10 (b)	110,000	110,000,000
Royal Bank of Scotland Plc, CT:
0.49%, 11/01/10 (b)	155,000	155,000,000
0.51%, 11/01/10 (b)	100,000	100,000,000
0.61%, 2/17/11	40,000	40,000,000
0.49%, 4/14/11	100,000	100,000,000

Certificates of Deposit (concluded)	Par (000)	Value

Yankee (a) (concluded)
Société Générale, NY:
0.41%, 11/01/10 (b)	$100,000	$100,000,000
Svenska Handelsbanken, NY:
0.31%, 3/28/11	100,000	100,002,039
0.28%, 2/01/11	225,000	225,000,000
Toronto-Dominion Bank, NY (b):
0.26%, 11/01/10	45,500	45,500,000
0.26%, 11/05/10	145,000	145,000,000
UBS AG, Stamford, 0.59%, 11/18/10	115,000	115,000,000
UniCredit SpA, NY:
0.53%, 11/10/10	170,000	170,000,000
0.68%, 11/10/10	110,000	110,000,000

		5,637,749,355

Total Certificates of Deposit — 40.5%		5,787,749,355

Commercial Paper (d)

ANZ National International Ltd., London, 0.28%, 1/27/11	50,000	49,966,167
Amsterdam Funding Corp., 0.31%, 1/10/11	60,000	59,963,833
Argento Variable Funding Co. LLC, 0.32%, 1/19/11	92,000	91,935,395
Atlantis One Funding Corp.:
0.50%, 1/21/11	50,000	49,943,750
0.35%, 4/01/11	150,000	149,779,792
BPCE SA, 0.32%, 1/18/11	120,000	119,918,100
Clipper Receivables Co., LLC, 0.35%, 11/02/10	130,000	129,998,736
Commonwealth Bank of Australia, 0.27%, 11/29/10	15,500	15,496,745
DANSKE Corp.:
0.38%, 11/12/10	60,000	59,993,033
0.28%, 12/01/10	100,000	99,976,667
0.29%, 1/03/11	100,000	99,949,250
Dexia Delaware LLC, 0.35%, 11/05/10	100,000	99,996,111
Grampian Funding LLC:
0.31%, 11/01/10	68,000	68,000,000
0.31%, 11/16/10	62,000	61,991,992
ING (U.S.) Funding LLC, 0.43%, 4/05/11	75,000	74,861,146
JPMorgan Chase & Co.:
0.25%, 12/21/10	50,000	49,982,639
0.25%, 2/11/11	50,000	49,964,583
Jupiter Securitization Company LLC, 0.29%, 11/12/10	65,000	64,994,240
LMA Americas LLC, 0.28%, 11/05/10	46,700	46,698,547
Nordea North America Inc., DE:
0.21%, 11/15/10	125,000	124,990,035
0.27%, 1/13/11	90,000	89,950,725
Straight-A Funding, LLC, 0.24%, 12/01/10	100,000	99,980,000

Total Commercial Paper — 12.3%		1,758,331,486

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2010	25

Schedule of Investments (continued)	Master Institutional Portfolio
(Percentages shown are based on Net Assets)

Corporate Notes	Par (000)	Value

Commonwealth Bank of Australia, 0.28%, 11/22/10 (b)(e)	$105,000	$105,000,000
KBC Bank NV, 1.62%, 11/01/10 (c)	147,985	147,985,000
Rabobank Nederland, 1.79%, 1/07/11 (c)(e)	280,400	280,400,000

Total Corporate Notes — 3.8%		533,385,000

Time Deposits

Société Générale, 0.22%, 11/01/10	187,616	187,616,000

Total Time Deposits — 1.3%		187,616,000

U.S. Government Sponsored Agency Obligations

Fannie Mae Discount Notes (d):
0.19%, 11/24/10	50,000	49,993,931
0.18%, 12/02/10	168,436	168,409,893
0.16%, 12/13/10	100,000	99,981,333
0.17%, 12/14/10	250,000	249,949,236
0.30%, 1/18/11	100,000	99,935,000
0.30%, 1/21/11	50,000	49,966,250
0.18%, 2/15/11	75,000	74,960,250
0.22%, 3/02/11	100,000	99,926,056
0.23%, 4/11/11	100,000	99,897,139
Fannie Mae Variable Rate Notes (b):
0.25%, 5/13/11	113,000	113,011,356
0.27%, 7/26/12	106,500	106,463,111
0.31%, 8/23/12	100,000	99,945,040
Federal Home Loan Banks Discount Notes (d):
0.18%, 11/24/10	155,050	155,032,169
0.18%, 12/02/10	131,250	131,229,656
0.18%, 12/27/10	54,291	54,275,799
Freddie Mac Discount Notes (d):
0.17%, 11/18/10	200,000	199,983,945
0.17%, 11/19/10	60,000	59,994,900
0.28%, 3/08/11	85,000	84,916,039
0.25%, 5/25/11	75,000	74,893,229
Freddie Mac Variable Rate Notes (b):
0.34%, 2/14/11	623,475	623,446,646
0.34%, 5/05/11	160,000	159,975,523
0.26%, 12/29/11	50,000	49,970,737
0.27%, 4/03/12	55,000	54,968,268
0.29%, 5/11/12	25,000	24,980,932

Total U.S. Government Sponsored Agency Obligations — 20.9%		2,986,106,438

U.S. Treasury Obligations

U.S. Treasury Bills (d):
0.25%, 11/04/10	60,000	59,998,775
0.23%, 11/12/10	75,000	74,994,855
0.22%, 11/26/10	100,000	99,985,278
0.21% – 0.23%, 12/02/10	95,000	94,982,246
0.20%, 1/27/11	230,000	229,888,833
0.18% – 0.19%, 2/03/11	290,000	289,861,676

U.S. Treasury Obligations (concluded)	Par (000)	Value

U.S. Treasury Notes:
0.18%, 1/31/11	$60,000	$60,103,255
0.18% – 0.19%, 2/24/11	150,000	149,911,953
0.19% – 0.20%, 3/17/11	125,000	124,909,570
0.19%, 3/24/11	100,000	99,924,528
0.18% – 0.19%, 3/31/11	175,000	174,867,500
0.26%, 8/31/11	75,000	75,456,826
0.27%, 9/22/11	75,000	74,820,573

Total U.S. Treasury Obligations — 11.3%		1,609,705,868

Repurchase Agreements

Banc of America Securities LLC, 0.34%, 11/01/10 (Purchased on 10/29/10 to be repurchased at $40,001,133, collateralized by various Corporate/Debt Obligations, 0.00% – 7.75% due 3/10/12 – 5/14/38, par and fair value of $41,516,226, $42,800,000, respectively)	40,000	40,000,000
Citigroup Global Markets, Inc.:
0.47%, 11/01/10 (Purchased on 10/29/10 to be repurchased at $80,003,133, collateralized by various U.S. Government Sponsored Agency Obligations, 3.47% – 4.00% due 8/16/37 – 8/16/39, par and fair value of $104,706,817, $85,600,000, respectively)	80,000	80,000,000
0.57%, 11/01/10 (Purchased on 10/29/10 to be repurchased at $210,009,975, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% – 6.00% due 3/25/24 – 9/16/40, par and fair value of $424,708,219, $224,700,000, respectively)	210,000	210,000,000
Deutsche Bank Securities, Inc.:
0.21%, 11/01/10 (Purchased on 10/29/10 to be repurchased at $600,010,500, collateralized by various U.S. Government Sponsored Agency Obligations and Corporate/Debt Obligations, 0.00% – 7.25% due 1/26/11 – 5/15/30, par and fair value of $583,929,000, $612,000,173, respectively)	600,000	600,000,000
0.32%, 11/01/10 (Purchased on 10/29/10 to be repurchased at $5,000,133, collateralized by various Corporate/Debt Obligations, 2.582% – 8.50% due 6/20/11 – 10/01/41, par and fair value of $4,630,937, $5,350,001, respectively)	5,000	5,000,000
HSBC Securities (USA), Inc., 0.34%, 11/01/10 (Purchased on 10/29/10 to be repurchased at $40,001,133, collateralized by various Corporate/Debt Obligations, 0.00% – 4.88% due 7/23/12 – 11/01/47, par and fair value of $39,264,000, $42,805,857, respectively)	40,000	40,000,000
JPMorgan Securities Inc., 0.62%, 11/01/10 (Purchased on 10/29/10 to be repurchased at $30,001,550, collateralized by various Corporate/Debt Obligations, 0.00% – 53.88% due 11/01/10 – 12/01/45, par and fair value of $31,577,777, $32,103,702, respectively)	30,000	30,000,000

See Notes to Financial Statements.

26	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2010

Schedule of Investments (concluded)	Master Institutional Portfolio
(Percentages shown are based on Net Assets)

Repurchase Agreements (concluded)	Par (000)	Value

Morgan Stanley & Co. Inc., 0.32%, 11/01/10 (Purchased on 10/29/10 to be repurchased at $160,004,267, collateralized by various Corporate/Debt Obligations, 0.00% – 3.25% due 11/26/10 – 12/10/12, par and fair value of $164,705,586, $167,686,826, respectively)	$160,000	$160,000,000
RBS Securities Inc., 0.37%, 11/01/10 (Purchased on 10/29/10 to be repurchased at $5,000,154, collateralized by Ginnie Mae and Corporate/Debt Obligations, 5.50% – 6.00% due 1/20/39 – 4/15/40, par and fair value of $6,279,131, $5,101,243, respectively)	5,000	5,000,000
UBS Securities LLC, 0.40%, 11/01/10 (Purchase on 10/29/10 to be repurchased at $245,008,167, collateralized by various Corporate/Debt Obligations, 0.00% – 13.50% due 1/30/11 – 12/31/99, par and fair value of $244,120,940, 262,150,001, respectively)	245,000	245,000,000

Total Repurchase Agreements — 9.9%		1,415,000,000

Total Investments (Cost — $14,277,894,147*) — 100.0%		14,277,894,147
Other Assets Less Liabilities — 0.0%		3,969,194

Net Assets — 100.0%		$14,281,863,341

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2010 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Short-Term Securities[1]	—	$14,277,894,147	—	$14,277,894,147

[1]	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2010	27

Schedule of Investments October 31, 2010 (Unaudited)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 2.3%
Alabama Housing Finance Authority, Refunding RB, PUTTERS, VRDN, Series 1954, AMT (Ginnie Mae/ Fannie Mae/Freddie Mac Insurance, JPMorgan Chase Bank Liquidity Facility), 0.43%, 11/05/10 (a)(b)	$5,440	$5,440,000
Columbia IDB, Refunding RB, VRDN, Alabama Power Co. Project (a):
Series A, 0.27%, 11/01/10	45,850	45,850,000
Series A, 0.28%, 11/01/10	21,540	21,540,000
Series B, 0.27%, 11/01/10	15,500	15,500,000
Daphne-Villa Mercy Special Care Facilities Financing Authority, RB, VRDN, Mercy Medical Project (Bank of America NA LOC), 0.30%, 11/05/10 (a)	7,300	7,300,000
Decatur IDB, Refunding RB, VRDN, Nucor Steel Decatur LLC Project, Series A, AMT, 0.31%, 11/05/10 (a)	32,515	32,515,000
Mobile IDB, Refunding RB, VRDN, Alabama Power Co. Project, 0.28%, 11/01/10 (a)	10,300	10,300,000
Parrish IDB, Refunding RB, VRDN, Alabama Power Co. Project, 0.28%, 11/01/10 (a)	18,950	18,950,000
Pell City Special Care Facilities, Refunding RB, VRDN, Noland Health Services, Series A (US Bank NA LOC), 0.28%, 11/05/10 (a)	5,000	5,000,000
Tuscaloosa County IDA, RB, VRDN, Tuscaloosa, Series A, AMT, 0.31%, 11/05/10 (a)	6,700	6,700,000

		169,095,000

Alaska — 0.3%
Alaska Industrial Development & Export Authority, Eclipse Funding Trust, RB, VRDN, Series 2007-0028, Solar Eclipse (US Bank NA LOC, US Bank NA Liquidity Facility), 0.30%, 11/01/10 (a)(b)	23,475	23,475,000

Municipal Bonds	Par (000)	Value

Arizona — 1.6%
Chandler IDA, Deutsche Bank SPEARS/LIFERS Trust, RB, SPEARS, VRDN, Series DBE-150, AMT (Deutsche Bank AG Guaranty Agreement), 0.31%, 11/05/10 (a)(b)	$57,995	$57,995,000
Salt River Pima-Maricopa Indian Community, RB, VRDN (Bank of America NA LOC), 0.30%, 11/05/10 (a)	22,940	22,940,000
Salt River Project Agricultural Improvement & Power District, RB, VRDN (Citibank NA Liquidity Facility), Eagle Tax-Exempt Trust, Class A (a)(b):
Series 2006-0141, 0.28%, 11/05/10	14,000	14,000,000
Series 2009-0041, 0.28%, 11/05/10 (c)	24,790	24,790,000

		119,725,000

Arkansas — 0.5%
Arkansas Development Finance Authority, RB, VRDN, Mortgage-Backed Securities Program, Series E, AMT (Ginnie Mae Insurance, State Street Bank & Trust Co. SBPA), 0.36%, 11/05/10 (a)	4,865	4,865,000
Arkansas Development Finance Authority, Refunding RB, VRDN, Mortgage-Backed Securities/Mortgage Loans Program, Series C, AMT (Ginnie Mae Insurance, State Street Bank & Trust Co. SBPA), 0.36%, 11/05/10 (a)	14,285	14,285,000
City of Blytheville Arkansas, RB, VRDN, Nucor Corp. Project, AMT, 0.31%, 11/05/10 (a)	16,800	16,800,000

		35,950,000

California — 6.1%

California Community College Financing Authority, RB, TRAN, Series A, 2.00%, 6/30/11	11,890	11,979,691
California Rural Home Mortgage Finance Authority Homebuyers Fund, Refunding RB, VRDN, Draw Down, Mandatory Put Bonds, AMT, 0.51%, 11/01/10 (a)	74,607	74,607,100
California School Cash Reserve Program Authority, RB:
Senior Series B, 2.00%, 6/01/11	18,630	18,747,897
Series D, 2.00%, 3/01/11	38,285	38,441,732
Series F, 2.00%, 6/01/11	16,300	16,426,877

Portfolio Abbreviations for Master Institutional Tax-Exempt Portfolio

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDA	Economic Development Authority
EDC	Economic Development Corp.
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit
M/F	Multi-Family
MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders
MRB	Mortgage Revenue Bonds
MSTR	Municipal Securities Trust Receipts
PSF-GTD	Permanent School Fund Guaranteed
PUTTERS	Puttable Tax-Exempt Receipts
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bonds
ROCS	Reset Option Certificates
S/F	Single-Family
SAN	State Aid Notes
SBPA	Stand-by Bond Purchase Agreement
SPEARS	Short Puttable Exempt Adjustable Receipts
STARS	Short-Term Adjustable Rate Securities
TAN	Tax Anticipation Notes
TECP	Tax-Exempt Commercial Paper
TRAN	Tax Revenue Anticipation Notes
VRDN	Variable Rate Demand Notes

See Notes to Financial Statements.

28	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2010

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (concluded)
California Statewide Communities Development Authority, RB, FLOATS, VRDN, Series 29G, AMT (Goldman Sachs Special Situations Liquidity Facility), 0.35%, 11/24/10 (a)(b)	$38,995	$38,995,000
City of Los Angeles California, GO, TRAN:
2.00%, 3/31/11	19,100	19,213,631
2.00%, 4/21/11	12,105	12,183,976
County of Los Angeles California, RB, ROCS, VRDN, Series II-R-13101CE (Citibank NA Liquidity Facility), 0.30%, 11/05/10 (a)(b)(c)	14,100	14,100,000
Downey School Facilities Financing Authority, Puttable Floating Option Tax-Exempt Receipts, Refunding RB, FLOATS, VRDN, Series 4066 (Dexia Credit Local LOC, Dexia Credit Local SBPA), 0.45%, 11/05/10 (a)(b)	6,130	6,130,000
Golden State Tobacco Securitization Corp. California, Refunding RB, FLOATS, VRDN, Series 2954 (Morgan Stanley Bank Liquidity Facility), 0.35%, 11/05/10 (a)(b)	23,311	23,310,500
Los Angeles Unified School District California, GO, TRAN, Series A, 2.00%, 6/30/11	39,700	40,046,172
San Diego Unified School District California, GO, TRAN, Series A, 2.00%, 6/30/11	65,000	65,609,640
State of California, GO, FLOATS, VRDN, Series DCL-010 (AGM Insurance, Dexia Credit Local LOC, Dexia Credit Local Liquidity Facility), 0.38%, 11/05/10 (a)(b)	18,600	18,600,000
State of California, GO, Refunding, FLOATS, VRDN, Series DCL-011 (AGM Insurance, Dexia Credit Local LOC, Dexia Credit Local Liquidity Facility), 0.38%, 11/05/10 (a)(b)	28,440	28,440,000
State of California, RB, FLOATS, VRDN, Series 3223 (Morgan Stanley Municipal Funding Liquidity Facility), 0.38%, 11/05/10 (a)(b)(c)	28,800	28,800,000

		455,632,216

Colorado — 3.5%
Arkansas River Power Authority, RB, FLOATS, VRDN, Series 3575 (Syncora Insurance, Dexia Credit Local Liquidity Facility), 0.46%, 11/05/10 (a)(b)	6,270	6,270,000
Colorado Educational & Cultural Facilities Authority, RB, VRDN, Valor Christian Schools Project (Sovereign Bank FSB LOC, Banco Santander SA LOC), 0.30%, 11/05/10 (a)	22,000	22,000,000
Colorado Health Facilities Authority, Refunding RB, VRDN, Hospital, NCMC Inc. Project, Series A (Wells Fargo Bank NA LOC), 0.30%, 11/01/10 (a)	21,775	21,775,000
Colorado Housing & Finance Authority, RB, VRDN (a):
Class I, Series B-2, AMT (Dexia Credit Local SBPA), 0.35%, 11/05/10	25,000	25,000,000
Ready Foods Inc, Project, Series A, AMT (US Bank NA LOC), 0.33%, 11/05/10	1,915	1,915,000
S/F Mortgage, Class I, Series B-2 (Barclays Bank Plc SBPA), 0.26%, 11/05/10	60,150	60,150,000

Municipal Bonds	Par (000)	Value

Colorado (concluded)
Colorado Housing & Finance Authority, Refunding RB, VRDN, Class I, AMT (a):
S/F Mortgage, Series C-2 (Dexia Credit Local SBPA), 0.35%, 11/05/10	$30,000	$30,000,000
Series A-3 (Federal Home Loan Bank SBPA), 0.34%, 11/05/10	10,000	10,000,000
Denver City & County School District No. 1, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-57 (State Street Bank & Trust Co. Liquidity Facility), 0.33%, 11/05/10 (a)(b)	35,240	35,240,000
Southglenn Metropolitan District, RB, VRDN (BNP Paribas SA LOC), 0.29%, 11/05/10 (a)	6,855	6,855,000
Traer Creek Metropolitan District, RB, VRDN, Avon (BNP Paribas SA LOC), 0.55%, 11/05/10 (a)	13,755	13,755,000
University of Colorado Hospital Authority, RB, VRDN, Series A (AGM Insurance, Wells Fargo Bank NA SBPA), 0.32%, 11/05/10 (a)	28,825	28,825,000

		261,785,000

Connecticut — 0.4%
State of Connecticut, GO, BAN, Series A, 2.00%, 5/19/11	30,000	30,252,720

District of Columbia — 0.5%
District of Columbia, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2007-0121, Class A (BHAC Insurance, Citibank NA Liquidity Facility), 0.29%, 11/05/10 (a)(b)	15,515	15,515,000
District of Columbia Water & Sewer Authority, Refunding RB, FLOATS, VRDN, Series 3494 (AGM Insurance, Dexia Credit Local Liquidity Facility), 0.41%, 11/05/10 (a)(b)(c)	13,960	13,960,000
Metropolitan Washington Airports Authority, Refunding RB, VRDN, Sub-Series C-2 (Barclays Bank Plc LOC), 0.26%, 11/05/10 (a)	10,000	10,000,000

		39,475,000

Florida — 4.6%
Brevard County Housing Finance Authority, RB, VRDN, AMT (a):
Timber Trace Apartments Project (Citibank NA LOC), 0.32%, 11/05/10	2,670	2,670,000
Wickham Club Apartments, Series A (Fannie Mae Liquidity Facility), 0.31%, 11/05/10	6,995	6,995,000
City of Jacksonville Florida, Refunding RB, VRDN, Series B (Wells Fargo Bank NA LOC), 0.27%, 11/05/10 (a)	7,680	7,680,000
City of Lakeland Florida, JPMorgan Chase Bank PUTTERS/DRIVERS Trust, Refunding RB, PUTTERS, VRDN, Series 3822 (JPMorgan Chase Bank Liquidity Facility), 0.33%, 11/05/10 (a)(b)(c)	9,000	9,000,000
County of Lake Florida, Deutsche Bank SPEARS/LIFERS Trust, RB, SPEARS, VRDN, Series DBE-492 (Deutsche Bank AG Liquidity Facility), 0.29%, 11/05/10 (a)(b)	11,243	11,243,000
County of Miami-Dade Florida, JPMorgan Chase Bank PUTTERS/DRIVERS Trust, RB, PUTTERS, VRDN, Series 3814 (AGM Insurance, JPMorgan Chase Bank Liquidity Facility), 0.38%, 11/05/10 (a)(b)(c)	3,000	3,000,000

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2010	29

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Florida (concluded)
Florida Hurricane Catastrophe Fund Finance Corp., RB, ROCS, VRDN, Series II-R-11549 (Citibank NA SBPA), 0.29%, 11/05/10 (a)(b)	$20,250	$20,250,000
Hillsborough County Housing Finance Authority, MRB, VRDN, Meridian Pointe Apartments Project, AMT (Citibank NA LOC), 0.32%, 11/05/10 (a)	6,500	6,500,000
Jacksonville Economic Development Commission, Refunding RB, VRDN, Shands Medical Center, Inc. Project (Wells Fargo Bank NA LOC), 0.30%, 11/01/10 (a)	32,300	32,300,000
Jacksonville Electric Authority Florida, TECP, 0.33%, 11/10/10	13,900	13,900,000
Jacksonville Electric Authority Florida, Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 10C (Wells Fargo Bank NA Liquidity Facility), 0.27%, 11/05/10 (a)(b)(c)	22,025	22,025,000
Jacksonville Health Facilities Authority, RB, VRDN, Baptist Medical (Bank of America NA LOC), 0.31%, 11/01/10 (a)	10,400	10,400,000
Jacksonville Health Facilities Authority, Refunding RB, VRDN, Baptist, Series D (Wells Fargo Bank NA LOC), 0.30%, 11/01/10 (a)	11,260	11,260,000
Jacksonville Housing Finance Authority, HRB, VRDN, Hartwood Apartments, AMT (Freddie Mac Guaranty Liquidity Facility), 0.30%, 11/05/10 (a)	4,635	4,635,000
Miami-Dade County School Board, COP, FLOATS, VRDN, Series 2982 (AGC Insurance, Morgan Stanley Bank Liquidity Facility), 0.28%, 11/05/10 (a)(b)(c)	52,500	52,500,000
Palm Beach County Educational Facilities Authority, Refunding RB, VRDN, Educational Facilities, Atlantic University Inc. (Bank of America NA LOC), 0.35%, 11/05/10 (a)	29,315	29,315,000
Palm Beach County School District, Eclipse Funding Trust, COP, VRDN, Series 2006-0149, Solar Eclipse (US Bank NA LOC, US Bank NA Liquidity Facility), 0.27%, 11/05/10 (a)(b)	10,235	10,235,000
Pinellas County Health Facilities Authority, Refunding RB, VRDN, Health System, Baycare Health, Series A3 (Wells Fargo Bank NA LOC), 0.27%, 11/05/10 (a)	9,175	9,175,000
Sarasota County Public Hospital District, Refunding RB, VRDN, Sarasota Memorial Hospital, Series A (Northern Trust Co. LOC), 0.27%, 11/01/10 (a)	13,640	13,640,000
Sunshine State Governmental Financing Commission, RB, VRDN (Dexia Credit Local LOC), 0.33%, 11/05/10 (a)	59,730	59,730,000
Volusia County School Board, Eclipse Funding Trust, COP, Refunding, VRDN, Series 2007-0036, Solar Eclipse (AGM Insurance, US Bank NA LOC), 0.27%, 11/05/10 (a)(b)	6,005	6,005,000

		342,458,000

Municipal Bonds	Par (000)	Value

Georgia — 2.2%
Atlanta Urban Residential Finance Authority, HRB, VRDN, M-Street Apartments Project, AMT (Freddie Mac Insurance, Freddie Mac Liquidity Facility), 0.33%, 11/05/10 (a)	$7,000	$7,000,000
Atlanta Urban Residential Finance Authority, RB, VRDN, Alta Coventry Station Apartments, AMT (Bank of America NA LOC), 0.32%, 11/05/10 (a)	12,000	12,000,000
Colquitt County Hospital Authority, RB, VRDN, Anticipation Certificates (Bank of America NA LOC), 0.38%, 11/05/10 (a)	8,205	8,205,000
Main Street Natural Gas Inc., RB, VRDN, Series A (Royal Bank of Canada SBPA), 0.28%, 11/05/10 (a)	35,700	35,700,000
Metropolitan Atlanta Rapid Transit Authority, Refunding RB, MSTR, VRDN, Series SGC 61, Class A (Société Générale LOC, Société Générale Liquidity Facility), 0.29%, 11/05/10 (a)(b)(c)	9,300	9,300,000
Municipal Electric Authority of Georgia, Refunding RB, VRDN, Project One (a):
Series C (AGM Insurance, Dexia Credit Local SBPA), 0.35%, 11/05/10	10,085	10,085,000
Sub-Series B (Dexia Credit Local LOC), 0.31%, 11/05/10	14,050	14,050,000
Sub-Series E (AGM Insurance, Dexia Credit Local SBPA), 0.36%, 11/05/10	48,555	48,555,000
Private Colleges & Universities Authority, Puttable Floating Option Tax-Exempt Receipts, Refunding RB, FLOATS, VRDN, Series 4664 (Bank of America NA Liquidity Facility), 0.30%, 11/05/10 (a)(b)(c)	3,845	3,845,000
Private Colleges & Universities Authority, RB, VRDN, Mercer University Project (Branch Banking & Trust LOC), 0.30%, 11/05/10 (a)	8,365	8,365,000
Private Colleges & Universities Authority, Refunding RB, VRDN, Mercer University, Series C (Branch Banking & Trust LOC), 0.30%, 11/05/10 (a)	8,535	8,535,000

		165,640,000

Hawaii — 0.4%
City & County of Honolulu Hawaii, Refunding RB, PUTTERS, VRDN, Series 1475 (JPMorgan Chase Bank Liquidity Facility), 0.33%, 11/05/10 (a)(b)	25,825	25,825,000

Idaho — 0.4%
State of Idaho, RB, TAN, 2.00%, 6/30/11	25,500	25,766,586

Illinois — 4.0%
City of Aurora Illinois, RB, VRDN, Aztech Engineering Inc. Project, AMT (JPMorgan Chase Bank LOC), 0.37%, 11/05/10 (a)	1,240	1,240,000
City of Chicago Illinois, Eagle Tax-Exempt Trust, GO, Refunding, VRDN, Eagle Tax-Exempt Trust, Series 2009-0034, Class A (Citibank NA Liquidity Facility), 0.29%, 11/05/10 (a)(b)(c)	5,800	5,800,000
City of Chicago Illinois, RB, VRDN, Groot Industries Inc. Project, AMT (Bank One NA LOC), 0.80%, 11/05/10 (a)	2,400	2,400,000
City of Chicago Illinois, Refunding RB, VRDN, Sub-Series C-1 (Harris NA LOC), 0.27%, 11/01/10 (a)	25,415	25,415,000

See Notes to Financial Statements.

30	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2010

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Illinois (concluded)
County of Cook Illinois, GO, PUTTERS, VRDN, Series 559 (JPMorgan Chase Bank Liquidity Facility), 0.33%, 11/05/10 (a)(b)	$3,200	$3,200,000
Illinois Finance Authority, JPMorgan Chase Bank PUTTERS/DRIVERS Trust, Refunding RB, PUTTERS, VRDN, Series 3302 (JPMorgan Chase Bank Liquidity Facility), 0.30%, 11/01/10 (a)(b)(c)	10,800	10,800,000
Illinois Finance Authority, RB, VRDN (a):
INX International Ink Co. Project, AMT (JPMorgan Chase Bank LOC), 0.38%, 11/05/10	7,770	7,770,000
Rockford College Project (JPMorgan Chase Bank LOC), 0.58%, 11/05/10	1,125	1,125,000
St. Xavier University (Bank of America NA LOC), 0.35%, 11/05/10	3,745	3,745,000
Illinois Finance Authority, Refunding RB, VRDN (a):
Eagle Tax-Exempt Trust, Series 2006-0115, Class A (Citibank NA Liquidity Facility), 0.28%, 11/05/10 (b)	5,445	5,445,000
Evanston Hospital Corp. (Wells Fargo Bank NA SBPA), 0.23%, 11/05/10	50,000	50,000,000
Resurrection Health, Series B (JPMorgan Chase Bank LOC), 0.30%, 11/01/10	45,870	45,870,000
Metropolitan Pier & Exposition Authority, Deutsche Bank SPEARS/LIFERS Trust, RB, SPEARS, VRDN, Series DB-453 (Deutsche Bank AG Liquidity Facility), 0.29%, 11/05/10 (a)(b)	5,750	5,750,000
Regional Transportation Authority, Eagle Tax-Exempt Trust, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2009-0042, Class A (AGM Insurance, Citibank NA Liquidity Facility), 0.29%, 11/05/10 (a)(b)(c)	9,900	9,900,000
Regional Transportation Authority, RB, FLOATS, VRDN (a)(b):
Series 2761 (Dexia Credit Local SBPA), 0.46%, 11/05/10	18,790	18,790,000
Series DCL-020 (AGM Insurance, Dexia Credit Local LOC, Dexia Credit Local Liquidity Facility), 0.38%, 11/05/10	74,250	74,250,000
Southern Illinois University, Eclipse Funding Trust, RB, VRDN, Series 2006-0078, Solar Eclipse (US Bank NA LOC, US Bank NA Liquidity Facility), 0.27%, 11/05/10 (a)(b)(c)	11,430	11,430,000
State of Illinois, GO, FLOATS, VRDN, Series 3517 (Dexia Credit Local Liquidity Facility), 0.46%, 11/05/10 (a)(b)	12,900	12,900,000

		295,830,000

Indiana — 1.3%
City of Michigan City Indiana, RB, VRDN, Garden Estates West Apartments, AMT (Harris Bank NA LOC), 0.32%, 11/05/10 (a)	5,805	5,805,000
County of Whitley Indiana, RB, VRDN, Micopulse Inc. Project, AMT (Wells Fargo Bank NA LOC), 0.44%, 11/05/10 (a)	1,020	1,020,000
Crown Point Multi-School Building Corp., Eclipse Funding Trust, RB, VRDN, Series 2007-0052, Solar Eclipse (AGM Insurance, US Bank NA LOC, US Bank NA Liquidity Facility), 0.30%, 11/01/10 (a)(b)	12,285	12,285,000

Municipal Bonds	Par (000)	Value

Indiana (concluded)
Indiana Development Finance Authority, RB, VRDN, Waste Management Inc., Series B, AMT (JPMorgan Chase Bank LOC), 0.32%, 11/05/10 (a)	$7,000	$7,000,000
Indiana Finance Authority, RB, VRDN, Allied Waste North America, AMT (JPMorgan Chase Bank LOC), 0.38%, 11/05/10 (a)	20,000	20,000,000
Indiana Finance Authority, Refunding RB:
Ascension Health, Series E6, Mandatory Put Bonds, 0.39%, 3/15/11 (d)	6,000	6,000,000
VRDN, IVC Industrial Coatings Inc. Project, AMT (JPMorgan Chase Bank LOC), 0.33%, 11/05/10 (a)	7,900	7,900,000
VRDN, Marquette Project, Series B (Branch Banking & Trust LOC), 0.32%, 11/05/10 (a)	6,000	6,000,000
Indiana Housing & Community Development Authority, RB, PUTTERS, VRDN, Series 1397, AMT (Ginnie Mae Insurance, JPMorgan Chase & Co. Liquidity Facility), 0.43%, 11/05/10 (a)(b)	14,965	14,965,000
Indianapolis Local Public Improvement Bond Bank, Barclays Capital Municipal Trust Receipts, Refunding RB, FLOATS, VRDN, Series 73B (AGM Insurance, Barclays Bank Plc Liquidity Facility), 0.29%, 11/05/10 (a)(b)(c)	10,630	10,630,000
New Albany Floyd County School Building Corp., Barclays Capital Municipal Trust Receipts, RB, FLOATS, VRDN, Series 20B (AGM Insurance, Barclays Bank Plc Liquidity Facility), 0.29%, 11/05/10 (a)(b)(c)	7,450	7,450,000

		99,055,000

Iowa — 0.1%
Iowa Finance Authority, RB, VRDN, Series F, AMT (Ginnie Mae Insurance, Federal Home Loan Bank SBPA), 0.29%, 11/05/10 (a)	6,000	6,000,000

Kansas — 0.2%
City of Lawrence Kansas, RB, VRDN, Multi-Modal Development, ProSoCo Project, Series A, AMT (US Bank NA LOC), 0.35%, 11/05/10 (a)	2,515	2,515,000
City of Lenexa Kansas, RB, FLOATS, VRDN, Series 2007-302 (Bank of America NA Liquidity Facility), 0.35%, 11/05/10 (a)(b)	8,190	8,190,000
Counties of Sedgwick & Shawnee Kansas, JPMorgan Chase Bank PUTTERS/DRIVERS Trust, Refunding RB, PUTTERS, VRDN, Series 3206, AMT (Ginnie Mae Insurance, JPMorgan Chase & Co. SBPA), 0.38%, 11/05/10 (a)(b)(c)	6,345	6,345,000

		17,050,000

Kentucky — 0.8%
City of Glasgow Kentucky, RB, VRDN, Felker Brothers Corp. Project, AMT (Bank One NA LOC), 0.55%, 11/05/10 (a)	2,870	2,870,000
County of Pendleton Kentucky, TECP, Kentucky Association of Counties Leasing Program, Series 1989, 0.40%, 12/15/10	43,000	43,000,000
Kentucky Economic Development Finance Authority, Refunding RB, FLOATS, VRDN, Series 2980 (Morgan Stanley Bank Liquidity Facility), 0.28%, 11/05/10 (a)(b)(c)	10,500	10,500,000

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2010	31

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Kentucky (concluded)
Kentucky Public Energy Authority, RB, MSTR, VRDN, Series SGC 21, Class A (Société Générale LOC, Société Générale Liquidity Facility), 0.29%, 11/05/10 (a)(b)	$1,463	$1,463,000

		57,833,000

Louisiana — 1.8%
Calcasieu Parish IDB, Inc., Refunding RB, VRDN, Hydroserve Westlake, AMT (JPMorgan Chase Bank LOC), 0.38%, 11/05/10 (a)	4,500	4,500,000
Jefferson Parish Finance Authority, Refunding RB, ROCS, VRDN, Series II-R-11086 (Ginnie Mae Insurance, Citibank NA Liquidity Facility), 0.30%, 11/05/10 (a)(b)	10,480	10,480,000
Lake Charles Harbor & Terminal District, Refunding RB, VRDN, Conoco Inc. Project (a):
Series A, 0.29%, 11/05/10	20,900	20,900,000
Series B, AMT, 0.33%, 11/05/10	3,400	3,400,000
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, VRDN, BASF Corp. Project, AMT (a):
0.44%, 11/05/10	4,000	4,000,000
(BASF Aktiengesellschaft Liquidity Facility), 0.44%, 11/05/10	10,000	10,000,000
Louisiana Public Facilities Authority, RB, VRDN, C-Port LLC Project (Bank of America NA LOC), 0.30%, 11/05/10 (a)	5,400	5,400,000
Louisiana State Municipal Natural Gas Purchasing & District Authority, RB, PUTTERS, VRDN, Series 1411Q (JPMorgan Chase & Co. LOC), 0.30%, 11/05/10 (a)(b)	36,385	36,385,000
Parish of St. Charles Louisiana, RB, VRDN, Shell Oil Co. Norco Project, AMT, 0.34%, 11/01/10 (a)	23,600	23,600,000
State of Louisiana, RB, VRDN (a)(b):
FLOATS, Series 11C (Wells Fargo Bank NA Liquidity Facility), 0.27%, 11/05/10 (c)	6,000	6,000,000
PUTTERS, Series 2377 (AGC Insurance, JPMorgan Chase Bank Liquidity Facility), 0.33%, 11/05/10	9,420	9,420,000

		134,085,000

Maine — 0.6%
Finance Authority of Maine, RB, VRDN, Jackson Laboratory Issue, Series 2002 (Bank of America NA LOC), 0.33%, 11/05/10 (a)	20,540	20,540,000
Maine Health & Higher Educational Facilities Authority, Refunding RB, VRDN (a):
FLOATS, Series 59C (Wells Fargo & Co. Liquidity Facility), 0.27%, 11/05/10 (b)(c)	13,180	13,180,000
Series B (KBC Bank NV LOC), 0.33%, 11/05/10	12,150	12,150,000

		45,870,000

Municipal Bonds	Par (000)	Value

Maryland — 1.2%
County of Washington Maryland, RB, VRDN, Conservit Inc. Facility (Manufacturers & Traders LOC), 0.43%, 11/05/10 (a)	$4,165	$4,165,000
Maryland Community Development Administration, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-47, AMT (State Street Bank & Trust Co. SBPA), 0.43%, 11/05/10 (a)(b)	3,699	3,699,000
Maryland EDC, RB, VRDN, AMT (Manufacturers & Traders LOC) (a):
Bindagraphics Inc. Project, 0.43%, 11/05/10	1,175	1,175,000
Gamse Lithographing Co. Facility, 0.43%, 11/05/10	1,955	1,955,000
Linemark Printing Project, 0.48%, 11/05/10	5,205	5,205,000
Maryland Industrial Development Financing Authority, Refunding RB, VRDN, Occidental Petroleum Corp., 0.27%, 11/05/10 (a)	63,900	63,900,000
Maryland State Transportation Authority, RB, ROCS, VRDN, Series II-R-11437 (AGM Insurance, Citibank NA Liquidity Facility), 0.29%, 11/05/10 (a)(b)	10,000	10,000,000

		90,099,000

Massachusetts — 3.3%
Commonwealth of Massachusetts, GO, Refunding, FLOATS, VRDN, Series DC-8024 (AGM Insurance, Dexia Credit Local LOC, Dexia Credit Local Liquidity Facility), 0.38%, 11/05/10 (a)(b)	51,260	51,260,000
Commonwealth of Massachusetts, GO, VRDN, Central Artery, Series B (State Street Bank & Trust Co. SBPA), 0.26%, 11/01/10 (a)	6,630	6,630,000
Commonwealth of Massachusetts, Refunding RB, VRDN, FLOATS (a)(b):
Series 4314 (Dexia Credit Local Liquidity Facility), 0.46%, 11/05/10	21,515	21,515,000
Series PT-3058 (Dexia Credit Local LOC, Dexia Credit Local SBPA), 0.46%, 11/05/10	47,325	47,325,000
Series PT-3511 (Dexia Credit Local LOC, Dexia Credit Local SBPA), 0.46%, 11/05/10	18,925	18,925,000
Massachusetts Bay Transportation Authority, Refunding RB, VRDN, Senior Series A, 0.37%, 5/27/11 (a)	4,550	4,550,000
Massachusetts Development Finance Agency, RB, VRDN (a):
Certificates, Bank of America, Series 2007-344 (Bank of America NA LOC), 0.42%, 11/05/10	53,057	53,057,000
Cordis Mills LLC, AMT (Fannie Mae Insurance, Fannie Mae Liquidity Facility), 0.31%, 11/05/10	9,850	9,850,000
Massachusetts Development Finance Agency, Refunding RB, VRDN, Lesley University (Fleet National Bank LOC), 0.33%, 11/05/10 (a)	5,895	5,895,000
Massachusetts Health & Educational Facilities Authority, Macon Trust, RB, VRDN Certificates, Bank of America, Series 2007-310 (Bank of America NA LOC), 0.35%, 11/05/10 (a)(b)	11,250	11,250,000
Massachusetts State Turnpike Authority, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-74 (State Street Bank & Trust Co. SBPA), 0.28%, 11/05/10 (a)(b)	15,546	15,546,000

		245,803,000

See Notes to Financial Statements.

32	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2010

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Michigan — 2.5%
Eastern Michigan University, Refunding RB, VRDN, General, Series A (JPMorgan Chase Bank LOC), 0.31%, 11/01/10 (a)	$10,000	$10,000,000
Holt Public Schools, GO, Refunding, VRDN (Q-SBLF Insurance, Landesbank Hessen-Thuringen SBPA), 0.30%, 11/05/10 (a)	9,115	9,115,000
Lakeview School District Michigan, GO, VRDN, School Building & Site, Series B (Q-SBLF Insurance, Landesbank Hessen-Thuringen SBPA), 0.30%, 11/05/10 (a)	5,000	5,000,000
Michigan Finance Authority, RB, SAN:
Series D-1, 2.00%, 8/19/11	6,950	7,015,952
Series D-2 (JPMorgan Chase Bank LOC), 2.00%, 8/22/11	18,800	19,041,570
Michigan Higher Education Student Loan Authority, RBC Municipal Products Inc. Trust, Refunding RB, FLOATS, VRDN, Series L-24, AMT (Royal Bank of Canada LOC), 0.33%, 11/05/10 (a)(b)	3,700	3,700,000
Michigan State HDA, HRB, VRDN, Berrien Woods III, Series A, AMT (Citibank NA LOC), 0.31%, 11/05/10 (a)	2,140	2,140,000
Michigan State HDA, Refunding RB, VRDN (a):
Series B, AMT (Fannie Mae LOC, Freddie Mac LOC), 0.33%, 11/05/10	20,000	20,000,000
Series C (Barclays Bank Plc SBPA), 0.28%, 11/05/10	27,230	27,230,000
Series D (Fannie Mae LOC, Freddie Mac LOC), 0.28%, 11/05/10	9,800	9,800,000
Series E, AMT (KBC Bank NV SBPA), 0.34%, 11/05/10	28,000	28,000,000
Series F, AMT (Bank of Nova Scotia SBPA), 0.34%, 11/05/10	7,600	7,600,000
Michigan State Hospital Finance Authority, Refunding RB, VRDN, Ascension Health Senior Credit, 0.37%, 1/26/11 (a)	6,300	6,300,000
Michigan Strategic Fund, Refunding RB, VRDN, Holland Plastics Corp., AMT (Lasalle Bank NA LOC), 0.55%, 11/05/10 (a)	2,400	2,400,000
Saline Area Schools, GO, Refunding, VRDN (Q-SBLF Insurance, Landesbank Hessen-Thuringen LOC), 0.30%, 11/05/10 (a)	900	900,000
Wayne County Airport Authority, Refunding RB, VRDN, Detroit Metropolitan, Series C1, AMT (Wachovia Bank NA LOC), 0.30%, 11/05/10 (a)	24,680	24,680,000

		182,922,522

Minnesota — 0.9%
City of Minneapolis Minnesota, GO, VRDN, Library (Dexia Credit Local SBPA), 0.32%, 11/05/10 (a)	29,170	29,170,000
Minneapolis & St. Paul Metropolitan Airports Commission, Refunding RB, FLOATS, VRDN, Series 2834, AMT (Dexia Credit Local Liquidity Facility), 0.55%, 11/05/10 (a)(b)	4,925	4,925,000
Minnesota School District Capital Equipment Borrowing Program, COP, Aid Anticipation Certificates Indebtedness, Series B, 2.00%, 9/01/11	34,550	35,023,076

		69,118,076

Municipal Bonds	Par (000)	Value

Mississippi — 1.4%
County of Perry Mississippi, Refunding RB, VRDN, Leaf River Forest Products Project (Bank of America NA LOC), 0.30%, 11/05/10 (a)	$33,000	$33,000,000
Mississippi Business Finance Corp., RB, VRDN, Promenade D’Iberville, LLC Project (Wells Fargo Bank NA LOC), 0.27%, 11/05/10 (a)	30,895	30,895,000
Mississippi Development Bank Special Obligation, Refunding RB, VRDN, Harrison County Utility Authority, Series A (AGM Insurance, Dexia Credit Local SBPA), 0.31%, 11/05/10 (a)	13,100	13,100,000
State of Mississippi, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-84 (State Street Bank & Trust Co. Liquidity Facility), 0.31%, 11/05/10 (a)(b)	25,270	25,270,000

		102,265,000

Missouri — 1.8%
City of St. Louis Missouri, Refunding RB, FLOATS, VRDN, Series DCL-017 (AGM Insurance, Dexia Credit Local LOC, Dexia Credit Local Liquidity Facility), 0.38%, 11/05/10 (a)(b)	15,080	15,080,000
Missouri State Health & Educational Facilities Authority, RB, VRDN (a):
BJC Health System, Series B (US Bank NA SBPA), 0.27%, 11/01/10	43,700	43,700,000
Eagle Tax-Exempt Trust, Series 2007-0001, Class A (Citibank NA Liquidity Facility, Citibank NA SBPA), 0.28%, 11/05/10 (b)	8,470	8,470,000
ROCS, Series II-R-12269 (Citibank NA Liquidity Facility), 0.28%, 11/05/10 (b)(c)	32,295	32,295,000
Missouri State Health & Educational Facilities Authority, Refunding RB:
Ascension Health Senior Credit, Series C-1, Mandatory Put Bonds, 0.48%, 5/04/11 (d)	7,430	7,430,000
VRDN, MSTR, Series SG 157 (Societe Generale SBPA), 0.29%, 11/05/10 (a)(b)	14,840	14,840,000
Palmyra IDA, RB, VRDN, BASF Corp. Project, AMT, 0.44%, 11/05/10 (a)	8,000	8,000,000

		129,815,000

Multi-State — 0.1%
BB&T Municipal Trust, FLOATS, VRDN, Series 5000 (Rabobank International LOC, Rabobank International Liquidity Facility), 0.44%, 11/05/10 (a)(b)(c)	10,239	10,238,908

Nebraska — 1.8%
Central Plains Energy Project, Refunding RB, VRDN, Project No. 2 (Royal Bank of Canada SBPA), 0.28%, 11/05/10 (a)	94,680	94,680,000
City of Lincoln Nebraska, RB, VRDN (a)(b):
FLOATS, Series 2900 (Morgan Stanley Bank Liquidity Facility), 0.30%, 11/05/10	13,370	13,370,000
Series 2007-0043, Solar Eclipse (US Bank NA LOC, US Bank NA Liquidity Facility), 0.27%, 11/05/10	23,310	23,310,000
Douglas County Hospital Authority No. 3, Refunding RB, ROCS, VRDN, Series II-R-11693 (BHAC Insurance, Citibank NA Liquidity Facility), 0.29%, 11/05/10 (a)(b)(c)	5,265	5,265,000

		136,625,000

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2010	33

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Nevada — 1.1%
Clark County School District, GO, ROCS, VRDN, Series II-R-11297 (Citibank NA Liquidity Facility), 0.28%, 11/05/10 (a)(b)	$3,755	$3,755,000
County of Clark Nevada, Deutsche Bank SPEARS/LIFERS Trust, Refunding RB, SPEARS, VRDN, Series DBE-669 (Deutsche Bank AG Liquidity Facility), 0.29%, 11/05/10 (a)(b)	3,550	3,550,000
County of Clark Nevada, RB:
System, Junior Subordinate Lien Notes, Series E-1, 2.50%, 6/01/11	12,740	12,877,307
VRDN, ROCS, Series II-R-11825 (AGC Insurance, Citibank NA SBPA), 0.30%, 11/05/10 (a)(b)(c)	3,000	3,000,000
VRDN, ROCS, Series II-R-11827 (Citibank NA SBPA), 0.36%, 11/05/10 (a)(b)(c)	6,250	6,250,000
Director of the State of Nevada Department of Business & Industry, RB, VRDN, AMT (a):
LVE Energy Partners LLC Project (Sumitomo Mitsui Banking LOC), 0.34%, 11/05/10	13,100	13,100,000
Republic Service Inc. Project (Bank of America NA LOC), 0.35%, 11/05/10	13,000	13,000,000
Republic Service Inc. Project (Bank of America NA LOC), 0.35%, 11/05/10	28,000	28,000,000

		83,532,307

New Hampshire — 0.2%
New Hampshire Business Finance Authority, RB, VRDN, Wiggins Airways Inc., AMT (Fleet National Bank LOC), 0.55%, 11/05/10 (a)	2,880	2,880,000
New Hampshire Business Finance Authority, Refunding RB, VRDN, Monadnock Community Hospital (TD BankNorth NA LOC), 0.30%, 11/01/10 (a)	11,640	11,640,000

		14,520,000

New Jersey — 5.0%
Dexia Credit Local Certificates Trust, Refunding RB, VRDN, Series DCL-2008-063 (AGM Insurance, Dexia Credit Local LOC, Dexia Credit Local Liquidity Facility), 0.36%, 11/05/10 (a)(b)(c)	10,730	10,730,000
Essex County Improvement Authority, Puttable Floating Option Tax-Exempt Receipts, RB, FLOATS, VRDN, Series 3987 (Dexia Credit Local Liquidity Facility), 0.45%, 11/05/10 (a)(b)	46,495	46,495,000
Garden State Preservation Trust, RB, VRDN, FLOATS (AGM Insurance, Dexia Credit Local LOC) (a)(b):
Series DCL 006, 0.38%, 11/05/10	13,400	13,400,000
Series DCL-2008-001 (Dexia Credit Local Liquidity Facility), 0.38%, 11/05/10	30,365	30,365,000
New Jersey EDA, Refunding RB, VRDN, FLOATS (Dexia Credit Local LOC, Dexia Credit Local SBPA) (a)(b):
Series PT-2805, 0.45%, 11/05/10	32,555	32,555,000
Series PT-3824, 0.45%, 11/05/10	24,355	24,355,000
New Jersey State Housing & Mortgage Finance Agency, Refunding RB, VRDN, S/F Housing, Series O, AMT (Dexia Credit Local SBPA), 0.39%, 11/05/10 (a)	14,100	14,100,000

Municipal Bonds	Par (000)	Value

New Jersey (concluded)
New Jersey State Turnpike Authority, RB, VRDN (AGM Insurance, Dexia Credit Local SBPA) (a):
Series C-2, 0.34%, 11/05/10	$50,000	$50,000,000
Series C-3, 0.34%, 11/05/10	32,175	32,175,000
New Jersey State Turnpike Authority, Refunding RB, FLOATS, VRDN, Series PT-2493 (Dexia Credit Local LOC, Dexia Credit Local SBPA), 0.45%, 11/05/10 (a)(b)	24,360	24,360,000
New Jersey Transportation Trust Fund Authority, RB, VRDN (a):
FLOATS, Series DCL-040 (AGM Insurance, Dexia Credit Local LOC, Dexia Credit Local Liquidity Facility), 0.38%, 11/05/10 (b)	49,595	49,595,000
Series 2009-31 (State Street Bank & Trust Co. Liquidity Facility), 0.28%, 11/05/10	16,100	16,100,000
New Jersey Transportation Trust Fund Authority, Refunding RB, FLOATS, VRDN, Series 2494 (Dexia Credit Local SBPA), 0.45%, 11/05/10 (a)(b)	26,755	26,755,000

		370,985,000

New Mexico — 0.8%
New Mexico Educational Assistance Foundation, RB, VRDN, Series A-1, AMT (Royal Bank of Canada LOC), 0.31%, 11/05/10 (a)	15,000	15,000,000
New Mexico Educational Assistance Foundation, Refunding RB, VRDN, AMT (a):
Education Loan, Series A (Royal Bank of Canada LOC), 0.31%, 11/05/10	4,305	4,305,000
FLOATS, Series I-36 (Royal Bank of Canada Liquidity Facility), 0.39%, 11/05/10 (b)	14,900	14,900,000
New Mexico Finance Authority, Refunding RB, VRDN, Subordinate Lien, Series C (Wells Fargo Bank NA LOC), 0.24%, 11/05/10 (a)	26,000	26,000,000

		60,205,000

New York — 5.5%
Metropolitan Transportation Authority, RB, VRDN, Eagle Tax-Exempt Trust, Series 2007-0095, Class A (BHAC Insurance, Citibank NA Liquidity Facility), 0.29%, 11/05/10 (a)(b)	7,000	7,000,000
Metropolitan Transportation Authority, Refunding RB, VRDN, Series B (AGM Insurance, Dexia Credit Local SBPA), 0.35%, 11/05/10 (a)	25,000	25,000,000
New York City Housing Development Corp., RB, VRDN (a):
ROCS, Series II-R-13100 (Citibank NA Liquidity Facility), 0.30%, 11/05/10 (b)(c)	15,000	15,000,000
Series I-2, Mandatory Put Bonds, AMT, 0.53%, 5/13/11	6,950	6,950,000
Series J-1, Mandatory Put Bonds, 0.48%, 9/15/11	17,675	17,675,000
New York City Municipal Water Finance Authority, Refunding RB, VRDN (a)(b):
Eagle Tax-Exempt Trust, Series 2009-0047, Class A (Citibank NA SBPA), 0.28%, 11/05/10 (c)	10,000	10,000,000
FLOATS, Series 2843 (Morgan Stanley Bank Liquidity Facility), 0.30%, 11/05/10	24,565	24,565,000
ROCS, Series II-R-406 (Citibank NA Liquidity Facility), 0.28%, 11/05/10	24,135	24,135,000
ROCS, Series II-R-12309 (AGM Insurance, Citibank NA SBPA), 0.28%, 11/05/10 (c)	21,495	21,495,000

See Notes to Financial Statements.

34	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2010

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (concluded)
New York City Municipal Water Finance Authority, World Trade Center Project, TECP, 0.38%, 12/15/10	$12,500	$12,500,000
New York Liberty Development Corp., Mandatory Put Bonds, RB, VRDN (a):
Series A-1, 0.32%, 11/18/10	50,000	50,000,000
Series A-2, 0.32%, 11/18/10	50,000	50,000,000
New York State Dormitory Authority, RB, VRDN, Eagle Tax-Exempt Trust, Series 2007-0002, Class A (Citibank NA Liquidity Facility), 0.28%, 11/05/10 (a)(b)	20,000	20,000,000
New York State Environmental Facilities Corp., RB, ROCS, VRDN, Series II-R-12273 (Citibank NA SBPA), 0.28%, 11/05/10 (a)(b)(c)	5,710	5,710,000
Port Authority of New York & New Jersey, JPMorgan Chase Bank PUTTERS/DRIVERS Trust, Refunding RB, PUTTERS, VRDN, Series 3194, AMT (JPMorgan Chase Bank Liquidity Facility), 0.37%, 11/05/10 (a)(b)(c)	47,990	47,990,000
Sales Tax Asset Receivable Corp., RB, VRDN (a)(b):
FLOATS, Series 2901 (Morgan Stanley Bank Liquidity Facility), 0.30%, 11/05/10	32,545	32,545,000
ROCS, Series II-R-10395 (AGM Insurance, Citibank NA SBPA), 0.28%, 11/05/10 (c)	33,905	33,905,000

		404,470,000

North Carolina — 2.6%
BB&T Municipal Trust, FLOATS, VRDN, Series 1016 (Branch Banking & Trust LOC, Branch Banking & Trust Liquidity Facility), 0.36%, 11/05/10 (a)(b)	18,370	18,370,000
Charlotte-Mecklenburg Hospital Authority, RB, Carolinas HealthCare System, VRDN (AGM Insurance, Dexia Credit Local SBPA) (a):
Series D, 0.32%, 11/05/10	19,050	19,050,000
Series F, 0.40%, 11/05/10	46,305	46,305,000
Charlotte-Mecklenburg Hospital Authority, Refunding RB, VRDN, Series H (Wells Fargo Bank NA LOC), 0.27%, 11/01/10 (a)	66,000	66,000,000
City of Raleigh North Carolina, Refunding RB, VRDN, 0.38%, 1/26/11 (a)	4,825	4,825,000
County of Mecklenburg, GO, Refunding, VRDN, 7 Month Windows, Series D, 0.38%, 5/27/11 (a)	8,845	8,845,000
North Carolina Capital Facilities Finance Agency, Refunding RB, VRDN, Campbell University (Branch Banking & Trust LOC), 0.30%, 11/05/10 (a)	4,870	4,870,000
North Carolina Medical Care Commission, RB, VRDN, WakeMed, Series B (Wells Fargo Bank NA LOC), 0.27%, 11/05/10 (a)	9,400	9,400,000
North Carolina State Education Assistance Authority, Refunding RB, VRDN, Student Loan, Series A-2, AMT (Royal Bank of Canada LOC), 0.32%, 11/05/10 (a)	14,000	14,000,000
University of North Carolina at Chapel Hill, RB, ROCS, VRDN, Series II-R-11292 (Citibank NA Liquidity Facility), 0.28%, 11/05/10 (a)	3,065	3,065,000

		194,730,000

Municipal Bonds	Par (000)	Value

Ohio — 1.4%
Akron University, Refunding RB, VRDN, Series C-2 (AGC Insurance, Dexia Credit Local SBPA), 0.33%, 11/05/10 (a)	$485	$485,000
Ohio Higher Educational Facility Commission, RB, VRDN, Eagle Tax-Exempt Trust, Series 2007-0041, Class A (BHAC Insurance, Citibank NA Liquidity Facility), 0.29%, 11/05/10 (a)(b)	43,600	43,600,000
Ohio State Air Quality Development Authority, Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 52C, 0.27%, 11/05/10 (a)(b)(c)	10,000	10,000,000
Ohio State Water Development Authority, Refunding RB, VRDN (a):
FLOATS, Series 20C (Wells Fargo Bank NA Liquidity Facility), 0.27%, 11/05/10 (b)(c)	14,995	14,995,000
FirstEnergy Nuclear Generation Corp. Project, Series B (Wells Fargo Bank NA LOC), 0.30%, 11/01/10	21,000	21,000,000
State of Ohio, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 56C, 0.27%, 11/05/10 (a)(b)(c)	11,000	11,000,000

		101,080,000

Oklahoma — 0.8%
Oklahoma Development Finance Authority, RB, VRDN, AMT (a):
Conoco Inc. Project, 0.33%, 11/05/10	10,000	10,000,000
ConocoPhillips Co. Project, 0.30%, 11/05/10	29,300	29,300,000
Oklahoma Development Finance Authority, Refunding RB, VRDN, Integris, Series A2 (AGC Insurance, Wells Fargo Bank NA SBPA), 0.27%, 11/05/10 (a)	20,000	20,000,000

		59,300,000

Oregon — 0.1%
Oregon State Facilities Authority, RB, VRDN, Childpeace Montessori, Series A (Bank of the West LOC), 0.30%, 11/05/10 (a)	7,000	7,000,000

Pennsylvania — 1.9%
Allegheny County Airport Authority, Refunding RB, FLOATS, VRDN, AMT (a)(b):
Series 3743 (Dexia Credit Local Liquidity Facility), 0.53%, 11/05/10	5,310	5,310,000
Series 3965 (Dexia Credit Local LOC, Dexia Credit Local SBPA), 0.53%, 11/05/10	6,650	6,650,000
Berks County Municipal Authority, RBC Municipal Products Inc. Trust, RB, FLOATS, VRDN, Series C-13 (Royal Bank of Canada LOC), 0.28%, 11/05/10 (a)(b)(c)	15,995	15,995,000
Commonwealth of Pennsylvania, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-58 (State Street Bank & Trust Co. SBPA), 0.31%, 11/05/10 (a)(b)(c)	17,385	17,385,000
Emmaus General Authority, RB, VRDN (AGM Insurance, Wells Fargo Bank NA SBPA), 0.32%, 11/05/10 (a)	25,250	25,250,000
Pennsylvania HFA, RB, VRDN, Series 2006-94B, AMT (Dexia Credit Local SBPA), 0.32%, 11/05/10 (a)	11,315	11,315,000
Pennsylvania HFA, Refunding RB, FLOATS, VRDN, Series 2998, AMT (Morgan Stanley Bank Liquidity Facility), 0.31%, 11/05/10 (a)(b)(c)	10,215	10,215,000

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2010	35

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Pennsylvania (concluded)
Philadelphia School District Pennsylvania, GO, Refunding, VRDN, Sub-Series B-3 (Wells Fargo Bank NA LOC), 0.27%, 11/05/10 (a)	$24,000	$24,000,000
Southcentral General Authority, Refunding RB, VRDN, Wellspan Health Obligor Group, Series C (M&T Bank LOC), 0.30%, 11/05/10 (a)	8,400	8,400,000
Venango IDA, TECP (Dexia Credit Local SBPA), 0.47%, 11/02/10	12,500	12,500,000

		137,020,000

Puerto Rico — 4.2%
Commonwealth of Puerto Rico, Austin Trust, Refunding RB, VRDN Certificates, Bank of America, Series 2008-355 (Bank of America NA LOC, Bank of America NA SBPA), 0.41%, 11/05/10 (a)(b)	84,325	84,325,000
Commonwealth of Puerto Rico, GO, Refunding, VRDN, Public Improvement, Series C5 (AGM Insurance, Dexia Credit Local SBPA), 0.27%, 11/05/10 (a)	36,600	36,600,000
Puerto Rico Electric Power Authority, Refunding RB, FLOATS, VRDN (a)(b):
Series 4147 (AGM Insurance, Dexia Credit Local LOC, Dexia Credit Local SBPA), 0.45%, 11/05/10	56,800	56,800,000
Series DCL-2008-013 (AGM Insurance, Dexia Credit Local LOC, Dexia Credit Local Liquidity Facility), 0.38%, 11/05/10	21,110	21,110,000
Puerto Rico Highway & Transportation Authority, Refunding RB, FLOATS, VRDN (a)(b):
Series DCL-008 (AGM Insurance, Dexia Credit Local LOC, Dexia Credit Local Liquidity Facility), 0.38%, 11/05/10	24,360	24,360,000
Series PT-3189 (Dexia Credit Local LOC, Dexia Credit Local SBPA), 0.45%, 11/05/10	78,620	78,620,000
Series PT-3677 (Dexia Credit Local Guarantee Agreement and Liquidity Facility), 0.45%, 11/05/10	7,560	7,560,000

		309,375,000

Rhode Island — 1.6%
Rhode Island EDC, RB, VRDN, Immunex Rhode Island Corp. Sewer Project, AMT (Fleet National Bank LOC), 0.55%, 11/05/10 (a)	2,880	2,880,000
Rhode Island Housing & Mortgage Finance Corp., RB, VRDN (a):
M/F Mortgage, Smith Building, Series A, AMT (Federal Home Loan Bank LOC), 0.55%, 11/05/10	2,110	2,110,000
PUTTERS, Series 3210 (JPMorgan Chase Bank Liquidity Facility), 0.28%, 11/05/10 (b)(c)	14,820	14,820,000
State of Rhode Island, GO, TAN, Series R-1, 2.00%, 6/30/11	86,850	87,705,123
Town of Westerly Rhode Island, GO, BAN, 1.50%, 7/28/11	8,835	8,897,158

		116,412,281

Municipal Bonds	Par (000)	Value

South Carolina — 2.3%
County of Berkeley South Carolina, Nucor Corp. Project, RB, VRDN, AMT (a):
0.35%, 11/05/10	$9,400	$9,400,000
Series A, 0.35%, 11/05/10	15,000	15,000,000
County of Darlington South Carolina, Refunding RB, VRDN, Nucor Corp. Project, Series A, AMT, 0.35%, 11/05/10 (a)	4,100	4,100,000
Greenville County School District, JPMorgan Chase Bank PUTTERS/DRIVERS Trust, Refunding RB, PUTTERS, VRDN, Series 3165 (JPMorgan Chase Bank Liquidity Facility), 0.28%, 11/05/10 (a)(b)(c)	15,995	15,995,000
South Carolina Jobs-EDA, RB, VRDN (a):
Ashley Hall Project (Bank of America NA LOC), 0.35%, 11/05/10	19,000	19,000,000
Electric City Printing Co. Project, AMT (JPMorgan Chase Bank LOC), 0.44%, 11/05/10	2,800	2,800,000
Giant Cement Holding Inc., AMT (Citibank NA LOC), 0.34%, 11/05/10	39,000	39,000,000
South Carolina Jobs-EDA, Refunding RB, VRDN, UMA Refinance Project (Wells Fargo Bank NA LOC), 0.30%, 11/01/10 (a)	29,000	29,000,000
South Carolina State Public Service Authority, RB, VRDN (a)(b):
Eagle Tax-Exempt Trust, Series 2006-0007, Class A (Citibank NA SBPA), 0.29%, 11/05/10	13,150	13,150,000
Series 2006-0064, Solar Eclipse (US Bank NA LOC, US Bank NA Liquidity Facility), 0.27%, 11/05/10	24,715	24,715,000

		172,160,000

Tennessee — 3.4%
Blount County Public Building Authority, Eclipse Funding Trust, Refunding RB, VRDN, Series 2007-0005, Solar Eclipse (US Bank NA LOC, US Bank NA Liquidity Facility), 0.27%, 11/05/10 (a)(b)	27,520	27,520,000
Memphis-Shelby County Sports Authority Inc., Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-51 (State Street Bank & Trust Co. Liquidity Facility), 0.28%, 11/05/10 (a)(b)	12,795	12,795,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, RB, VRDN, Ascension, 0.37%, 11/05/10 (a)	18,600	18,600,000
Montgomery County Public Building Authority, RB, VRDN, Tennessee County Loan Pool (Bank of America NA LOC) (a):
0.30%, 11/01/10	65,000	65,000,000
0.30%, 11/05/10	8,440	8,440,000
Municipal Energy Acquisition Corp., RB, PUTTERS, VRDN, Series 1578 (JPMorgan Chase & Co. Liquidity Facility), 0.30%, 11/05/10 (a)(b)	106,155	106,155,000
Sevier County Public Building Authority, Refunding RB, VRDN, Local Government Public Improvement, Series VII-E-1 (KBC Bank NV LOC), 0.30%, 11/05/10 (a)	7,000	7,000,000
Tennergy Corp. Tennessee, RB, VRDN, BNP Paribas STARS Certificates Trust, Series 2006-001 (BNP Paribas SA LOC), 0.30%, 11/05/10 (a)(b)	8,835	8,835,000

		254,345,000

See Notes to Financial Statements.

36	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2010

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Texas — 14.4%
City of Austin Texas, Refunding RB, VRDN, Sub-Series 2, AMT (AGM Insurance, Dexia Credit Local SBPA), 0.34%, 11/05/10 (a)	$62,050	$62,050,000
City of Dallas Texas, Refunding RB, ROCS, VRDN, Series II-R-12279 (AGM Insurance, Citibank NA Liquidity Facility), 0.28%, 11/05/10 (a)(b)(c)	7,805	7,805,000
City of Fort Worth Texas, Deutsche Bank SPEARS/LIFERS Trust, RB, SPEARS, VRDN, Series DB-515 (Deutsche Bank AG Liquidity Facility), 0.29%, 11/05/10 (a)(b)	18,690	18,690,000
City of Houston Texas, GO, TRAN, 2.00%, 6/30/11	31,700	32,031,404
City of Houston Texas, RB, VRDN, Series DCL-2008-055, Mandatory Put Bonds (AGM Insurance, Dexia Credit Local LOC, Dexia Credit Local Liquidity Facility), 0.36%, 11/05/10 (a)	16,270	16,270,000
City of San Antonio Texas, Eagle Tax-Exempt Trust, Class A, Refunding RB, VRDN (a)(b):
Series 2005-3010 (AGM Insurance, Citibank NA Liquidity Facility), 0.28%, 11/05/10	34,550	34,550,000
Series 2006-0005 (Citibank NA Liquidity Facility, Citibank NA SBPA), 0.28%, 11/05/10 (c)	7,500	7,500,000
County of Bexar Texas, GO, VRDN, FLOATS (a)(b)(c):
Series 67B (Barclays Bank Plc Liquidity Facility), 0.29%, 11/05/10	3,000	3,000,000
Series 4651 (Merrill Lynch Capital Services Liquidity Facility), 0.30%, 11/05/10	13,330	13,330,000
County of Harris Texas, Clipper Tax-Exempt Certificate Trust, GO, VRDN, Series 2009-73 (State Street Bank & Trust Co. SBPA), 0.31%, 11/05/10 (a)(b)	10,360	10,360,000
County of Harris Texas, Refunding RB, Toll Road, Senior Lien, Series A-2, Mandatory Put Bonds, 2.00%, 8/15/11 (d)	37,055	37,658,661
County of Travis Texas, Barclays Capital Municipal Trust Receipts, GO, FLOATS, VRDN, Series 38B (Barclays Bank Plc Liquidity Facility), 0.29%, 11/05/10 (a)(b)(c)	2,940	2,940,000
Del Valle Independent School District Texas, GO, PUTTERS, VRDN, Series 1946 (PSF-GTD Insurance, JPMorgan Chase Bank Liquidity Facility), 0.31%, 11/05/10 (a)(b)	17,220	17,220,000
Gregg County Health Facilities Development Corp., Refunding RB, VRDN, Good Shepherd Medical Center Project (KBC Bank NV LOC), 0.30%, 11/05/10 (a)	16,815	16,815,000
Harris County Cultural Education Facilities Finance Corp., Methodist Hospital, Refunding RB, VRDN (a):
Sub-Series C-1, 0.27%, 11/01/10	66,410	66,410,000
Sub-Series C-2, 0.27%, 11/01/10	70,280	70,280,000
Harris County Health Facilities Development Corp., RB, VRDN, St. Luke’s Episcopal, Series A (JPMorgan Chase Bank and Landesbank Baden-Wurttemberg SBPA), 0.32%, 11/05/10 (a)	46,000	46,000,000

Municipal Bonds	Par (000)	Value

Texas (continued)
Harris County Health Facilities Development Corp., Refunding RB, VRDN, Methodist Hospital System, Series A-1, 0.27%, 11/01/10 (a)	$58,410	$58,410,000
Harris County Hospital District, RB, ROCS, VRDN, Series II-R-12075 (BHAC Insurance, Citibank NA Liquidity Facility), 0.29%, 11/05/10 (a)(b)	17,000	17,000,000
Houston Higher Education Finance Corp., Barclays Capital Municipal Trust Receipts, RB, FLOATS, VRDN, Series 61B (Barclays Bank Plc Liquidity Facility), 0.29%, 11/05/10 (a)(b)(c)	1,995	1,995,000
Jewett Economic Development Corp., RB, VRDN, Nucor Corp. Project, AMT, 0.31%, 11/05/10 (a)	6,200	6,200,000
Lake Travis Independent School District, GO, PUTTERS, VRDN, Series 1882 (PSF-GTD Insurance, JPMorgan Chase Bank Liquidity Facility), 0.28%, 11/05/10 (a)(b)(c)	15,670	15,670,000
Port Freeport Texas, RB, VRDN, AMT, BASF Corp. Project (a):
0.44%, 11/05/10	24,500	24,500,000
Multi-Mode, 0.44%, 11/05/10	20,000	20,000,000
Port of Corpus Christi Authority of Nueces County, Refunding RB, VRDN, Flint Hills Resource, Series A, AMT, 0.34%, 11/05/10 (a)	10,250	10,250,000
Port of Houston Authority, JPMorgan Chase Bank PUTTERS/DRIVERS Trust, GO, Refunding, PUTTERS, VRDN, Series 3170, AMT (JPMorgan Chase Bank Liquidity Facility), 0.38%, 11/05/10 (a)(b)(c)	25,215	25,215,000
Port of Port Arthur Navigation District, RB, VRDN, AMT (a):
BASF Corp. Project, Series A, 0.44%, 11/05/10	15,000	15,000,000
Multi-Mode, Atofina Project, Series B, 0.30%, 11/05/10	10,000	10,000,000
Total Petrochemicals Project, 0.30%, 11/05/10	50,000	50,000,000
Port of Port Arthur Navigation District, Refunding RB, VRDN, Motiva Enterprises Project, AMT, 0.33%, 11/05/10 (a)	22,035	22,035,000
State of Texas, GO, Refunding, VRDN, College Student Loan, AMT (Landesbank Hessen- Thuringen SBPA), 0.37%, 11/01/10 (a)	20,520	20,520,000
State of Texas, GO, VRDN (Citibank NA Liquidity Facility) (a)(b):
Eagle Tax-Exempt Trust, Series 2007-0090, Class A, 0.28%, 11/05/10	29,195	29,195,000
ROCS, Series II-R-11082, 0.28%, 11/05/10	7,520	7,520,000
State of Texas, RB, TRAN, 2.00%, 8/31/11	240,050	243,274,498
Texas A&M University, Refunding RB, VRDN (a)(b):
FLOATS, Series 39W (Barclays Bank Plc Liquidity Facility), 0.29%, 11/05/10 (c)	1,580	1,580,000
FLOATS, Series 40B (Barclays Bank Plc Liquidity Facility), 0.29%, 11/05/10 (c)	2,340	2,340,000
ROCS, Series II-R-11085 (Citibank NA Liquidity Facility), 0.28%, 11/05/10	4,575	4,575,000
Texas Department of Housing & Community Affairs, RB, ROCS, VRDN, Series II-R-11215WF, AMT (Wells Fargo Bank NA Liquidity Facility), 0.32%, 11/05/10 (a)(b)	10,000	10,000,000

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2010	37

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Texas (concluded)
Texas Municipal Power Agency, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 12C (Wells Fargo Bank NA Liquidity Facility), 0.40%, 3/01/11 (a)(b)(c)	$6,045	$6,045,000
Trinity River Authority, RB, VRDN, Community Waste Disposal Project, AMT (Wells Fargo Bank NA LOC), 0.34%, 11/05/10 (a)	3,570	3,570,000

		1,067,804,563

Utah — 0.7%
City of Murray Utah, RB, IHC Health Services Inc., VRDN (a):
Series C (Northern Trust Co. SBPA), 0.27%, 11/01/10	19,640	19,640,000
Series D, 0.27%, 11/01/10	30,000	30,000,000

		49,640,000

Vermont — 0.2%
Vermont Educational & Health Buildings Financing Agency, RB, VRDN, Landmark College Project, Series A (TD BankNorth NA LOC), 0.30%, 11/01/10 (a)	3,145	3,145,000
Vermont Student Assistance Corp., Refunding RB, VRDN, Senior, Series C-1, AMT (Lloyds Bank LOC), 0.28%, 11/05/10 (a)	15,000	15,000,000

		18,145,000

Virginia — 0.2%
Fairfax County IDA, RB, VRDN, Health Care, Inova Health, 0.40%, 1/26/11 (a)	3,500	3,500,000
Lexington IDA, Refunding RB, MERLOTS, VRDN, Series E01 (Wells Fargo Bank NA SBPA), 0.27%, 11/05/10 (a)(b)	5	5,000
Sussex County IDA, RB, VRDN, McGill Environmental System, AMT (Branch Banking & Trust LOC), 0.38%, 11/05/10 (a)	1,760	1,760,000
Virginia College Building Authority, Barclays Capital Municipal Trust Receipts, Refunding RB, FLOATS, VRDN (Barclays Bank Plc Liquidity Facility) (a)(b)(c):
Series 3B, 0.29%, 11/05/10	3,335	3,335,000
Series 4B, 0.29%, 11/05/10	3,335	3,335,000
Virginia HDA, Refunding RB, MERLOTS, VRDN, Series C42, AMT (Wells Fargo Bank NA SBPA), 0.34%, 11/05/10 (a)(b)	3,470	3,470,000

		15,405,000

Washington — 2.4%
Chelan County Public Utility District No. 1, Eclipse Funding Trust, RB, VRDN, Series 2007-0047, Solar Eclipse (AGM Insurance, US Bank NA LOC, US Bank NA Liquidity Facility), 0.27%, 11/05/10 (a)(b)	11,440	11,440,000
City of Tacoma Washington, GO, Refunding, PUTTERS, VRDN, Series 1220 (JPMorgan Chase Bank Liquidity Facility), 0.33%, 11/05/10 (a)(b)	10,135	10,135,000
County of King Washington, Barclays Capital Municipal Trust Receipts, GO, FLOATS, VRDN, Series 1W (AGC Insurance, Barclays Bank Plc Liquidity Facility), 0.29%, 11/05/10 (a)(b)(c)	4,000	4,000,000

Municipal Bonds	Par (000)	Value

Washington (concluded)
County of King Washington, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 2C (Wells Fargo Bank NA Liquidity Facility), 0.27%, 11/05/10 (a)(b)(c)	$9,245	$9,245,000
FYI Properties, Barclays Capital Municipal Trust Receipts, RB, FLOATS, VRDN, Series 14W-A, 0.29%, 11/05/10 (a)(b)(c)	11,320	11,320,000
Port of Seattle Washington, GO, FLOATS, VRDN, Series 2993, AMT (Morgan Stanley Bank Liquidity Facility), 0.31%, 11/05/10 (a)(b)(c)	20,715	20,715,000
State of Washington, GO, ROCS, VRDN, Series II-R-12285 (AGM Insurance, Citibank NA Liquidity Facility), 0.28%, 11/05/10 (a)(b)(c)	11,625	11,625,000
Washington Health Care Facilities Authority, RB, VRDN, Swedish Health Services (Citibank NA LOC), 0.31%, 11/05/10 (a)	19,015	19,015,000
Washington Health Care Facilities Authority, Refunding RB, VRDN (a):
Children’s Hospital (Bank of America NA LOC), 0.30%, 11/05/10	16,265	16,265,000
FLOATS, Series 3007 (Morgan Stanley Bank Liquidity Facility), 0.29%, 11/05/10 (b)(c)	9,000	9,000,000
Washington Higher Education Facilities Authority, Refunding RB, VRDN, Cornish College of Arts Project, Series A (Bank of America NA LOC), 0.40%, 11/05/10 (a)	11,160	11,160,000
Washington State Housing Finance Commission, RB, VRDN, AMT (a):
Heatherwood, Series A (Freddie Mac Insurance, Freddie Mac Liquidity Facility), 0.35%, 11/05/10	10,625	10,625,000
Mill Pointe, Series A (Freddie Mac Liquidity Facility), 0.35%, 11/05/10	9,225	9,225,000
S/F Program, Series VR-1A (Ginnie Mae Insurance, State Street Bank & Trust Co. SBPA), 0.29%, 11/05/10	14,040	14,040,000
Springfield, Series A (Freddie Mac Insurance, Freddie Mac Liquidity Facility), 0.35%, 11/05/10	11,050	11,050,000

		178,860,000

Wisconsin — 4.6%
Milwaukee Redevelopment Authority, RB, VRDN, Cathedral Place Packaging Facility Project (JPMorgan Chase Bank LOC), 0.40%, 11/05/10 (a)	13,190	13,190,000
State of Wisconsin, GO, FLOATS, VRDN, Series 2927 (Morgan Stanley Bank Liquidity Facility), 0.30%, 11/05/10 (a)(b)	13,050	13,050,000
State of Wisconsin, TECP:
0.35%, 11/08/10	28,000	28,000,000
0.38%, 12/02/10	18,646	18,646,000
0.37%, 12/06/10	6,575	6,575,000
0.40%, 12/08/10	53,713	53,713,000
0.40%, 12/08/10	15,000	15,000,000
0.39%, 12/20/10	60,320	60,320,000
0.40%, 1/20/11	20,374	20,374,000
0.39%, 2/08/11	10,590	10,590,000
0.42%, 9/01/11	15,000	15,000,000
0.42%, 9/01/11	13,000	13,000,000

See Notes to Financial Statements.

38	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2010

Schedule of Investments (concluded)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Wisconsin (concluded)
Wisconsin Health & Educational Facilities Authority, RB, VRDN, Capital Lakes, Inc. Series B (US Bank NA LOC, Sovereign Bank FSB LOC), 0.29%, 11/05/10 (a)	$10,025	$10,025,000
Wisconsin Housing & Economic Development Authority, RB, VRDN, Series A, AMT (KBC Bank NV SBPA), 0.48%, 11/05/10 (a)	49,910	49,910,000
Wisconsin Housing & Economic Development Authority, Refunding RB, VRDN, Series G, AMT (JPMorgan Chase Bank Liquidity Facility), 0.43%, 11/05/10 (a)	16,700	16,700,000

		344,093,000

Wyoming — 0.2%
City of Green River Wyoming, RB, VRDN, OCI Wyoming LP Project, AMT (Comerica Bank LOC), 0.43%, 11/05/10 (a)	4,600	4,600,000
County of Laramie Wyoming, Refunding RB, VRDN, AMT (Wells Fargo Bank NA LOC), Cheyenne Power Co. Project (a):
Series A, 0.34%, 11/05/10	5,000	5,000,000
Series B, 0.34%, 11/05/10	3,500	3,500,000

		13,100,000

Total Investments (Cost — $7,289,871,179*) — 98.2%		7,289,871,179

Other Assets Less Liabilities — 1.8%		136,155,238

Net Assets — 100.0%		$7,426,026,417

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Variable rate security. Rate shown is as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2010 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Municipal Bonds[1]	—	$7,289,871,179	—	$7,289,871,179

[1]	See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2010	39

Statements of Assets and Liabilities	Master Institutional Money Market LLC

October 31, 2010 (Unaudited)	Master Premier Institutional Portfolio	Master Institutional Portfolio	Master Institutional Tax-Exempt Portfolio

Assets

Investments at value — unaffiliated[1]	$11,620,772,224	$12,862,894,147	$7,289,871,179
Repurchase agreements at value — unaffiliated[2]	1,055,000,000	1,415,000,000	—
Cash	—	—	494,367
Interest receivable	4,262,764	4,688,961	8,134,744
Investments sold receivable	—	—	127,963,992

Total assets	12,680,034,988	14,282,583,108	7,426,464,282

Liabilities

Bank overdraft	342,826	9,945	—
Investment advisory fees payable	528,671	581,247	337,243
Other accrued expenses payable	172,644	128,575	100,622

Total liabilities	1,044,141	719,767	437,865

Net Assets	$12,678,990,847	$14,281,863,341	$7,426,026,417

Net Assets Consist of

Investor’s Capital	$12,678,990,847	$14,281,863,341	$7,426,026,417

[1] Investments at cost — unaffiliated	$11,620,772,224	$12,862,894,147	$7,289,871,179

[2] Repurchase agreements at cost — unaffiliated	$1,055,000,000	$1,415,000,000	—

Statements of Operations	Master Institutional Money Market LLC

Six Months Ended October 31, 2010 (Unaudited)	Master Premier Institutional Portfolio	Master Institutional Portfolio	Master Institutional Tax-Exempt Portfolio

Investment Income

Interest	$23,232,060	$24,815,616	$20,315,126

Expenses

Investment advisory	2,912,695	3,019,573	2,401,198
Custodian	146,078	244,438	204,808

Total expenses	3,058,773	3,264,011	2,606,006

Net investment income	20,173,287	21,551,605	17,709,120

Realized Gain

Net realized gain from investments	704,324	335,060	299,316

Net Increase in Net Assets Resulting from Operations	$20,877,611	$21,886,665	$18,008,436

See Notes to Financial Statements.

40	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2010

Statements of Changes in Net Assets	Master Institutional Money Market LLC

	Master Premier Institutional Portfolio		Master Institutional Portfolio		Master Institutional Tax-Exempt Portfolio

Increase (Decrease) in Net Assets:	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010

Operations

Net investment income	$20,173,287	$65,608,315	$21,551,605	$84,790,352	$17,709,120	$65,648,796
Net realized gain	704,324	875,208	335,060	1,056,848	299,316	659,800

Net increase in net assets resulting from operations	20,877,611	66,483,523	21,886,665	85,847,200	18,008,436	66,308,596

Capital Transactions

Proceeds from contributions	9,784,210,364	19,372,479,877	14,303,565,205	25,606,445,339	1,939,773,760	6,458,332,487
Value of withdrawals	(9,310,017,589)	(24,568,388,315)	(11,224,763,326)	(40,495,306,679)	(5,327,189,677)	(10,614,931,911)

Net increase (decrease) in net assets derived from capital transactions	474,192,775	(5,195,908,438)	3,078,801,879	(14,888,861,340)	(3,387,415,917)	(4,156,599,424)

Net Assets

Total increase (decrease) in net assets	495,070,386	(5,129,424,915)	3,100,688,544	(14,803,014,140)	(3,369,407,481)	(4,090,290,828)
Beginning of period	12,183,920,461	17,313,345,376	11,181,174,797	25,984,188,937	10,795,433,898	14,885,724,726

End of period	$12,678,990,847	$12,183,920,461	$14,281,863,341	$11,181,174,797	$7,426,026,417	$10,795,433,898

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2010	41

Financial Highlights	Master Institutional Money Market LLC

	Master Premier Institutional Portfolio

	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30,

		2010	2009	2008	2007	2006

Ratios to Average Net Assets

Total expenses	0.05%[1]	0.05%	0.05%	0.05%	0.05%	0.05%

Net investment income	0.35%[1]	0.41%	2.29%	4.74%	5.19%	3.81%

Supplemental Data

Net assets, end of period (000)	$12,678,991	$12,183,920	$17,313,345	$32,432,412	$19,918,479	$16,828,490

	Master Institutional Portfolio

	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30,

		2010	2009	2008	2007	2006

Ratios to Average Net Assets

Total expenses	0.05%[1]	0.05%	0.05%	0.05%	0.05%	0.05%

Net investment income	0.36%[1]	0.43%	2.21%	4.73%	5.24%	3.93%

Supplemental Data

Net assets, end of period (000)	$14,281,863	$11,181,175	$25,984,189	$29,617,101	$20,372,911	$12,600,154

	Master Institutional Tax-Exempt Portfolio

	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30,

		2010	2009	2008	2007	2006

Ratios to Average Net Assets

Total expenses	0.05%[1]	0.05%	0.05%	0.05%	0.05%	0.05%

Net investment income	0.37%[1]	0.46%	1.74%	3.30%	3.58%	2.82%

Supplemental Data

Net assets, end of period (000)	$7,426,026	$10,795,434	$14,885,725	$17,521,348	$14,914,575	$14,063,477

[1]	Annualized.

See Notes to Financial Statements.

42	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2010

Notes to Financial Statements (Unaudited)	Master Institutional Money Market LLC

1. Organization and Significant Accounting Policies:

Master Institutional Money Market LLC (the “Master LLC”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations. The Master LLC consists of five series, of which Master Premier Institutional Portfolio, Master Institutional Portfolio and Master Institutional Tax-Exempt Portfolio (collectively, the “Master Portfolios”), are included in these financial statements. The Master LLC’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Board of Trustees of Funds For Institutions Series and the Board of Directors of the Master LLC are referred to throughout this report as the “Board of Directors” or the “Board.”

The following is a summary of significant accounting policies followed by the Master LLC:

Valuation: The Master Portfolios’ policy is to fair value their financial instruments at market value. The Master Portfolios’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate accretion and amortization of any discount or premium is recorded until the maturity of the security.

Repurchase Agreements: Master Premier Institutional Portfolio and Master Institutional Portfolio may invest in repurchase agreements. In a repurchase agreement, the Master Portfolio purchases a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Master Portfolio’s custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Master Portfolio could experience losses, delays and costs in liquidating the collateral.

Income Taxes: The Master Portfolios are classified as partnerships for federal income tax purposes. As such, each investor in the Master Portfolios is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolios. Therefore, no federal income tax provision is required. It is intended that the Master Portfolios’ assets will be managed so an investor in the Master Portfolios can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolios file US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Master Portfolio’s US federal tax returns remains open for each of the four years ended April 30, 2010. The statutes of limitations on each Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. There are no uncertain tax positions that require recognition of a tax liability.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Other: Expenses directly related to a Master Portfolio are charged to that Master Portfolio. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. The Master Portfolios have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2010	43

Notes to Financial Statements (concluded)	Master Institutional Money Market LLC

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Master LLC for 1940 Act purposes, but BAC and Barclays are not.

The Master LLC, on behalf of the Master Portfolios, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Master Portfolios’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Master Portfolios’ portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolios. For such services, the Master Portfolios pay the Manager a monthly fee at an annual rate of 0.05% of each Master Portfolio’s average daily net assets.

The Manager entered into a sub-advisory agreement with BlackRock Institutional Management Corporation (“BIMC”), an affiliate of the Manager. The Manager pays BIMC for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Master Portfolios to the Manager.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock and its affiliates.

3. Market and Credit Risk:

In the normal course of business, the Master Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Master Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Master Portfolios may be exposed to counterparty credit risk, or the risk that an entity with which the Master Portfolios have unsettled or open transactions may fail to or be unable to perform on their commitments. The Master Portfolios manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Master Portfolios’ Statements of Assets and Liabilities, less any collateral held by the Master Portfolios.

4. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

44	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2010

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

The Board of Directors of Master Institutional Money Market LLC (the “Master LLC”) met on April 20, 2010 and May 18 – 19, 2010 to consider the approval of the Master LLC’s investment advisory agreement (the “Master LLC Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, on behalf of each of Master Institutional Portfolio, Master Institutional Tax-Exempt Portfolio and Master Premier Institutional Portfolio (each a “Master Portfolio,” and together, the “Master Portfolios”). The Board of Directors of the Master LLC also considered the approval of the sub-advisory agreement (the “Master LLC Sub-Advisory Agreement” and together with the Master LLC Advisory Agreement, the “Master LLC Agreements”) between the Manager and BlackRock Institutional Management Corporation (the “Sub-Advisor”), with respect to each Master Portfolio.

FFI Institutional Fund, FFI Institutional Tax-Exempt Fund, FFI Premier Institutional Fund and FFI Select Institutional Fund (each a “Feeder Fund,” and together, the “Feeder Funds”), four of the series comprising Funds For Institutions Series (the “Series Fund”), currently invest all of their respective investable assets in Master Portfolios of the Master LLC as follows: FFI Institutional Fund and FFI Select Institutional Fund in Master Institutional Portfolio, FFI Institutional Tax-Exempt Fund in Master Institutional Tax-Exempt Portfolio, and FFI Premier Institutional Fund in Master Premier Institutional Portfolio. Accordingly, the Board of Trustees of the Series Fund also considered the approval of the Master LLC Agreements. The Feeder Funds do not require investment advisory services since all investments are made at the Master Portfolio level. The Board of Trustees of the Series Fund also considered the approval of the investment advisory agreement (the “Government Fund Advisory Agreement”) between the Manager and the Series Fund on behalf of FFI Government Fund, a series of the Series Fund, and the investment advisory agreement (the “Treasury Fund Advisory Agreement”) between the Manager and the Series Fund on behalf of FFI Treasury Fund, also a series of the Series Fund. The Board of Trustees of the Series Fund also considered the approval of the separate sub-advisory agreements between the Manager and the Sub-Advisor with respect to FFI Government Fund (the “Government Fund Sub-Advisory Agreement”) and FFI Treasury Fund (the “Treasury Fund Sub-Advisory Agreement” and, together with the Government Fund Advisory Agreement, the Treasury Fund Advisory Agreement and the Government Fund Sub-Advisory Agreement, the “Series Fund Agreements”).

The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Master LLC Agreements and the Series Fund Agreements are referred to herein as the “Agreements.” For simplicity, the Board of Directors of the Master LLC and the Board of Trustees of the Series Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members,” and the Feeder Funds, the corresponding Master Portfolios, FFI Government Fund and FFI Treasury Fund are sometimes referred to individually as a “Fund” and collectively as “Funds.”

Activities and Composition of the Board

The Board consists of thirteen individuals, eleven of whom are not “interested persons” of the Master LLC or the Series Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Funds, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member) and is chaired by Independent Board Members.

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Funds by the personnel of BlackRock and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting applicable legal and regulatory requirements.

From time to time throughout the year, the Board, acting directly and through its committees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. Among the matters the Board considered, with respect to each Fund, were: (a) investment performance for one-, three-and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services, such as transfer agency, marketing and distribution, call center and fund accounting; (c) Fund operating expenses; (d) the resources devoted to and compliance reports relating to the Fund’s investment objective, policies and restrictions; (e) each of the Series Fund’s and the Master LLC’s compliance with its respective Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2010	45

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of contractual and actual management fees for products with similar investment objectives across the open-end fund and institutional account product channels, as applicable; and (l) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 20, 2010 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in a process with BlackRock to periodically review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included: (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses of each applicable Fund and the investment performance of each Feeder Fund, FFI Government Fund and FFI Treasury Fund, as compared with a peer group of funds as determined by Lipper (collectively, “Peers”); (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional clients, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by the applicable Fund to BlackRock; (f) sales and redemption data regarding each Feeder Fund’s, FFI Government Fund’s and FFI Treasury Fund’s shares; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At an in-person meeting held on April 20, 2010, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 20, 2010 meeting, the Board presented BlackRock with questions and requests for additional information and BlackRock responded to these requests with additional written information in advance of the May 18 – 19, 2010 Board meeting.

At an in-person meeting held on May 18 – 19, 2010, (a) the Board of the Master LLC, including the Independent Board Members, unanimously approved the continuation of: (i) the Master LLC Advisory Agreement between the Manager and the Master LLC on behalf of each Master Portfolio; and (ii) the Master LLC Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to each Master Portfolio, each for a one-year term ending June 30, 2011; and (b) the Board of the Series Fund, including the Independent Board Members, unanimously approved the continuation of: (i) the Government Fund Advisory Agreement between the Manager and the Series Fund on behalf of FFI Government Fund; (ii) the Government Fund Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to FFI Government Fund; (iii) the Treasury Fund Advisory Agreement between the Manager and the Series Fund on behalf of FFI Treasury Fund; and (iv) the Treasury Fund Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to FFI Treasury Fund, each for a one-year term ending June 30, 2011. The Board of the Series Fund, including the Independent Board Members, also considered the continuation of the Master LLC Agreements with respect to the corresponding Master Portfolios of the Feeder Funds and found the Master LLC Agreements to be satisfactory. In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the applicable Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the applicable Fund; (d) economies of scale; and (e) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of shares of each Feeder Fund, FFI Government Fund and FFI Treasury Fund, services related to the valuation and pricing of portfolio holdings of the applicable Fund, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with the applicable Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Feeder Fund, FFI Government Fund and FFI Treasury Fund. Throughout the year, the Board compared the applicable Fund’s performance to the performance of a comparable group of mutual funds, and the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the applicable Fund’s portfolio management team discussing the performance of the applicable Fund and the investment objective, strategies and outlook of the applicable Fund.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the applicable Fund’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed a general description of BlackRock’s compensation

46	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2010

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

structure with respect to the applicable Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Funds. BlackRock and its affiliates and significant shareholders provide the Funds with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In addition to investment advisory services, BlackRock and its affiliates provide the Funds with other services, including: (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of each of the Funds, such as tax reporting, fulfilling regulatory filing requirements, and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Funds and BlackRock: The Board, including the Independent Board Members, also reviewed and considered, as applicable, the performance history of each Feeder Fund, each Master Portfolio, FFI Government Fund and FFI Treasury Fund. The Board noted that each Master Portfolio’s investment results correspond directly to the investment results of the applicable Feeder Fund(s). In preparation for the April 20, 2010 meeting, the Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the performance of each Feeder Fund, FFI Government Fund and FFI Treasury Fund. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of each Feeder Fund, FFI Government Fund and FFI Treasury Fund as compared to a representative group of similar funds as determined by Lipper and to all funds in the Fund’s applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board regularly reviews, as applicable, the performance of each Feeder Fund, each Master Portfolio, FFI Government Fund and FFI Treasury Fund throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

The Board noted that each of FFI Institutional Fund, FFI Institutional Tax-Exempt Fund, FFI Premier Institutional Fund and FFI Government Fund, in general, performed better than such Fund’s Peers in that the Fund’s performance was at or above the median of its Lipper Performance Universe in each of the one-, three- and five-year periods reported.

The Board noted that, in general, FFI Select Institutional Fund performed better than its Peers in that the Fund’s performance was at or above the median of its Lipper Performance Universe in both the one-year and since-inception periods reported.

The Board noted that, in general, FFI Treasury Fund performed better than its Peers in that the Fund’s performance was at or above the median of its Lipper Performance Universe in two of the one-, three- and five-year periods reported.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Funds: The Board, including the Independent Board Members, reviewed the contractual advisory fee rate of each Master Portfolio, FFI Government Fund and FFI Treasury Fund compared with the other funds in the applicable Fund’s Lipper category. It also compared the total expenses of each Feeder Fund, FFI Government Fund and FFI Treasury Fund, as well as actual management fees, to those of other funds in its Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Funds. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Funds. The Board reviewed BlackRock’s profitability with respect to the Funds and other funds the Board currently oversees for the year ended December 31, 2009 compared to available aggregate profitability data provided for the year ended December 31, 2008. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. Nevertheless, to the extent such information was available, the Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. That data indicates that operating margins for BlackRock with respect to its registered funds are generally

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2010	47

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly traded asset management firms. That third party data indicates that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Board considered the cost of the services provided to the applicable Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the applicable Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the applicable Fund. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high-quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

The Board noted that the contractual advisory fee rate of each of Master Institutional Portfolio, Master Institutional Tax-Exempt Portfolio and Master Premier Institutional Portfolio was lower than or equal to the median contractual advisory fee rate paid by the applicable Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that BlackRock has contractually agreed to waive fees and/or reimburse expenses in order to limit, to a specified amount, FFI Select Institutional Fund’s total operating expenses as a percentage of the Fund’s average daily net assets.

The Board noted that FFI Government Fund’s contractual advisory fee rate was above the median contractual advisory fee rate paid by the Fund’s Peers, in each case, before taking into account any expense reimbursements or fee waivers. Additionally, the Board noted that BlackRock has voluntarily agreed to waive advisory fees for the Fund.

The Board noted that FFI Treasury Fund’s contractual advisory fee rate was above the median contractual advisory fee rate paid by the Fund’s Peers, in each case, before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that the Fund’s actual total expenses, after giving effect to any expense reimbursements or fee waivers by BlackRock, and/or other parties if applicable, were lower than or equal to the median actual total expenses paid by the Fund’s Peers, after giving effect to any expense reimbursements or fee waivers. Additionally, the Board noted that BlackRock has voluntarily agreed to waive advisory fees for the Fund.

The Board also noted that each of FFI Government Fund and FFI Treasury Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the relevant Fund increases above certain contractually specified levels.

The Board further noted that BlackRock and the Funds’ distributor have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable each Fund to maintain a minimum level of daily net investment income. This waiver and/or reimbursement may be discontinued at any time without notice.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the applicable Fund increase. The Board also considered the extent to which the Funds benefit from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Funds to participate in these economies of scale, for example, in the case of FFI Government Fund and FFI Treasury Fund, through the use of revised breakpoints in the advisory fee based on the asset level of the relevant Fund, or in the case of the Master Portfolios, through the use of breakpoints in the advisory fee rate based upon the asset level of the relevant Master Portfolio.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from their respective relationships with the applicable Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates and significant shareholders as service providers to the applicable Fund, including for administrative, transfer agency and distribution services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain mutual fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that BlackRock completed the acquisition of a complex of exchange-traded funds (“ETFs”) on December 1, 2009, and that BlackRock’s funds may invest in such ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders of the Feeder Funds, FFI Government Fund and FFI Treasury Fund are able to redeem their shares if they believe that the applicable Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

48	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2010

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (concluded)

Conclusion

The Board of the Master LLC, including the Independent Board Members, unanimously approved the continuation of: (i) the Advisory Agreement between the Manager and the Master LLC on behalf of each Master Portfolio; and (ii) the Master LLC Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to each Master Portfolio, each for a one-year term ending June 30, 2011. The Board of the Series Fund, including the Independent Board Members, unanimously approved the continuation of: (i) the Government Fund Advisory Agreement between the Manager and the Series Fund on behalf of FFI Government Fund; (ii) the Government Fund Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to FFI Government Fund; (iii) the Treasury Fund Advisory Agreement between the Manager and the Series Fund on behalf of FFI Treasury Fund; and (iv) the Treasury Fund Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to FFI Treasury Fund, each for a one-year term ending June 30, 2011. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Master LLC, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Master Portfolio and its shareholders. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Series Fund, including the Independent Board Members, was satisfied that the terms of the Series Fund Agreements were fair and reasonable and in the best interest of FFI Government Fund and FFI Treasury Fund and their respective shareholders. The Board of the Series Fund, including the Independent Board Members, also considered the continuation of the Master LLC Agreements with respect to each Master Portfolio and found them to be satisfactory. In arriving at a decision to approve the Agreements, the Board of the Master LLC and the Board of the Series Fund did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for each applicable Fund reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2010	49

Directors and Officers

Ronald W. Forbes, Co-Chairman of the Board and Director
Rodney D. Johnson, Co-Chairman of the Board and Director
David O. Beim, Director
Richard S. Davis, President1 and Director
Henry Gabbay, Director
Dr. Matina S. Horner, Director
Herbert I. London, Director and Member of the Audit Committee
Cynthia A. Montgomery, Director
Joseph P. Platt, Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Chairman of the Audit Committee and Director
Frederick W. Winter, Director and Member of the Audit Committee
John M. Perlowski, President2 and Chief Executive Officer
Richard Hoerner, Vice President
Jeffrey Holland, Vice President
Brendan Kyne, Vice President
Simon Mendelson, Vice President
Brian Schmidt, Vice President
Christopher Stavrakos, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer
Howard Surloff, Secretary

[1]	President of the Trust.

[2]	President of the Master LLC.

Effective September 24, 2010, John M. Perlowski became President of the Master LLC and Chief Executive Officer of the Trust and Master LLC.

Investment Advisor/Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Institutional Management Corporation
Wilmington, DE 19809

Custodian and Accounting Agent
State Street Bank and Trust Company
Boston, MA 02111

Transfer Agent
Boston Financial Data Services
Quincy, MA 02169

Distributor
BlackRock Investments, LLC
New York, NY 10022

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Trust
One Financial Center
Boston, MA 02111

50	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2010

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website at http://www.fundsforinstitutions.com or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 225-1576.

Availability of Quarterly Portfolio Schedule

The Trust/Master LLC files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s/Master LLC’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Trust’s/Master LLC’s Forms N-Q may also be obtained upon request and without charge by calling (800) 225-1576.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust/Master LLC uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 225-1576; (2) on http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds/Master Portfolios voted proxies relating to securities held in the Funds’/Master Portfolios’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 225-1576 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2010	51

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Trust’s current prospectus. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency disclosed. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds. Total return information assumes reinvestment of all distributions. Past performance results shown in this report should not be considered a representation of future performance. For current month-end performance information, call (800) 225-1576. The Funds’ current seven-day yields more closely reflect the current earnings of the Funds than the total returns quoted. Statements and other information herein are as dated and are subject to change.

#50405-10/10

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Funds For Institutions Series and Master Institutional Money Market LLC

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: January 5, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: January 5, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: January 5, 2011